UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22010

 NAME OF REGISTRANT:                     Cohen & Steers European Realty
                                         Shares, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Francis C. Poli
                                         280 Park Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


Cohen & Steers European Realty Shares
--------------------------------------------------------------------------------------------------------------------------
 ALSTRIA OFFICE REIT-AKTIENGESELLSCHAFT, HAMBURG                                             Agenda Number:  701556120
--------------------------------------------------------------------------------------------------------------------------
        Security:  D0378R100
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2008
          Ticker:
            ISIN:  DE000A0LD2U1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 15 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007 FY, with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report, and the
       report of the Board of Managing Directors pursuant
       to Sections 289[4] and 315[4] of the German
       Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 28,400,000 as follows: payment
       of a dividend of EUR 0.52 per no-par share
       ex-dividend and payable date: 06 JUN 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2008 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Berlin

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at prices not deviating more than 10%, from
       the market price of the shares, on or before
       04 DEC 2009, the Board of Managing Directors
       shall be authorized to sell the shares on the
       Stock Exchange or to offer them to all Shareholders,
       to dispose of the shares in a manner other
       than the Stock Exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with Mergers and
       Acquisitions or for satisfying conversion or
       option rights, to use the shares as Employee
       Shares or within the scope of the Company's
       stock option plan, and to retire the shares

7.     Resolution on amendments to the Articles of               Mgmt          For                            For
       Association in accordance with the new transparency
       directive implementation Law Section 4[2],
       regarding the Company being authorized to transmit
       information to shareholders by electronic means




--------------------------------------------------------------------------------------------------------------------------
 BENI STABILI SPA, ROMA                                                                      Agenda Number:  701365529
--------------------------------------------------------------------------------------------------------------------------
        Security:  T19807139
    Meeting Type:  OGM
    Meeting Date:  17-Oct-2007
          Ticker:
            ISIN:  IT0001389631
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 OCT 2007 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the share purchase program and the reissuance     Mgmt          For                            For
       of repurchased shares

E.1    Approve the merger by absorption of Sviluppi              Mgmt          For                            For
       Immobiliari Spa, Beni Stabili Immobiliare Garibaldi
       Spa and Torino Zerocinque Investment Spa

E.2    Amend the Article 3 of the By-Laws [corporate             Mgmt          For                            For
       purpose]

3.     Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BENI STABILI SPA, ROMA                                                                      Agenda Number:  701498037
--------------------------------------------------------------------------------------------------------------------------
        Security:  T19807139
    Meeting Type:  MIX
    Meeting Date:  22-Apr-2008
          Ticker:
            ISIN:  IT0001389631
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 2008 AT 11:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       Board of Directors and the Auditors report,
       dividend distribution, adjournment thereof

O.2    Approve the integration of commitment to Audit            Mgmt          For                            For
       Firm, adjournment thereof

O.3    Approve the assignment of commitment to the               Mgmt          For                            For
       Audit Firm, adjournment thereof

O.4    Approve the Plan to buy back own shares, adjournment      Mgmt          For                            For
       thereof

O.5    Approve the New Stock Option Plan, adjournment            Mgmt          For                            For
       thereof

E.1    Amend the Articles of Corporate By Laws, adjournment      Mgmt          For                            For
       thereof

E.2    Authorize the Board of Directors the faculty              Mgmt          For                            For
       to increase in capital, adjournment thereof

E.3    Approve the Corporate By Laws amendments, adjournment     Mgmt          For                            For
       thereof




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LD CO PLC                                                                           Agenda Number:  701306311
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  AGM
    Meeting Date:  13-Jul-2007
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       audited accounts for the YE 31 MAR 2007

2.     Declare a final dividend for the YE 31 MAR 2007           Mgmt          For                            For

3.     Re-elect Mr. Robert Bowden as a Director                  Mgmt          For                            For

4.     Re-elect Mr. Colin Cowdery as a Director                  Mgmt          For                            For

5.     Re-elect Mr. John Travers as a Director                   Mgmt          Against                        Against

6.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

7.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

8.     Approve the remuneration report                           Mgmt          For                            For

9.     Approve to renew the Directors' authority to              Mgmt          For                            For
       allot unissued share capital or convertible
       securities of the Company, granted by shareholders
       on 14 JUL 2006 pursuant to Section 80 of the
       Companies Act 1985

S.10   Approve to waive the pre-emption rights held              Mgmt          For                            For
       by existing shareholders which attach to future
       issue for cash of equity securities of Company
       by virtue of Section 89 of the Companies Act
       1985

S.11   Authorize the Company to purchase its own shares          Mgmt          For                            For
       pursuant to the Articles of Association of
       the Company

S.12   Amend the Company's Articles of Association               Mgmt          For                            For
       to enable the Company to take advantage of
       new provisions in the Companies Act 2006 enabling
       communications by electronic means between
       the Company and its shareholders, including
       by way of a website

13.    Approve [as required by the Disclosure & Transparency     Mgmt          For                            For
       Rules] the Company using electronic means to
       communicate with its shareholders

14.    Amend The British Land Company Long Term Incentive        Mgmt          For                            For
       Plan [the LTIP]




--------------------------------------------------------------------------------------------------------------------------
 BRIXTON PLC, LONDON                                                                         Agenda Number:  701504119
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15932109
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2008
          Ticker:
            ISIN:  GB0001430023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts for the             Mgmt          For                            For
       FYE 31 DEC 2007, together with the Directors'
       report and the Auditors' report on those accounts

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the FYE 31 DEC 2007

3.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       to hold office from the conclusion of the this
       meeting until the conclusion of the next general
       meeting of the Company at which accounts are
       laid and authorize the Directors to fix the
       Auditors' remuneration

4.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

5.     Re-elect Mr. Steven Owen as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Peter Dawson as a Director                   Mgmt          For                            For

7.     Re-elect Mr. Steven Lee as a Director                     Mgmt          For                            For

8.     Re-elect Mr. Mark Moran as a Director                     Mgmt          For                            For

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and pursuant to Section
       80 of the Companies Act 1985 [the Act], to
       allot relevant securities [Section 94 of the
       Act] up to an aggregate nominal value of GBP
       12,232,591[being the Company's unissued ordinary
       share capital]; [Authority expires at the end
       of 5 years]; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.10   Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and subject to the passing
       of Resolution 9, and pursuant to Section 95
       of the Companies Act 1985 [the Act], to allot
       equity securities [Section 94(2) of the Act],
       for cash pursuant to the authority conferred
       by Resolution 9, as if Section 89(1) of the
       Act] did not apply to the allotment, provided
       that this power is limited to the allotment
       of equity securities: i) up to an aggregate
       nominal amount of GBP 3,383,370[being 5% of
       the nominal value of the Company's issued ordinary
       share capital as at 7 MAR 2008]; and ii) in
       connection with a rights issue in favor of
       all holders of ordinary shares made in proportion[as
       nearly as may be] to the respective numbers
       of relevant equity securities held in by them
       [but subject to such exclusions or other arrangements
       as the Board may deem necessary or expedient
       in relation to fractional entitlements or legal
       or practical problems under the laws of, or
       the requirements of any regulatory body or
       stock exchange in, and territory or otherwise
       whatsoever; [Authority expires at the end of
       5 years]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry; the power conferred
       on the Directors by this resolution shall also
       apply to a sale of treasury shares, which is
       an allotment of equity securities by virtue
       of Section 93 (3A) of the Act, but with the
       omission of the words "pursuant to the general
       authority conferred by resolution 9"

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985 [the Act], to
       make one or more market purchases [Section
       163(3) of the Act] on the London Stock Exchange
       of ordinary shares of 25p each in the Capital
       of the Company, the maximum aggregate number
       of ordinary shares hereby authorized to be
       purchased is 27,066,963 [representing 10% of
       the Company's issued ordinary share capital]
       at a minimum price of 25p and not more than
       5% above the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List for the 5 business
       days before the purchase is made; [Authority
       expires the earlier of the conclusion of the
       next AGM or 15 months]; the Company, before
       the expiry, may make a contract or contracts
       to purchase ordinary shares under the authority
       hereby conferred which will or may be executed
       wholly or partly after such expiry

S.12   Adopt the Articles of Association produced to             Mgmt          For                            For
       the meeting and initialed by the Chairman for
       the purpose of identification be and are hereby
       adopted as the new articles of association
       of the Company in substitution for and to the
       exclusion of all existing Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 CA-IMMOBILIEN-ANLAGEN AG                                                                    Agenda Number:  701538514
--------------------------------------------------------------------------------------------------------------------------
        Security:  A1144Q155
    Meeting Type:  AGM
    Meeting Date:  13-May-2008
          Ticker:
            ISIN:  AT0000641352
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of annual report, report         Mgmt          Abstain                        Against
       of the Managing Board and the Supervisory Board
       for 2007

2.     Approve the allocation of the net income for              Mgmt          For                            For
       2007

3.     Approve the actions of the Board of Directors             Mgmt          For                            For
       and the Supervisory Board for 2007

4.     Approve the remuneration for the Members of               Mgmt          For                            For
       the Supervisory Board

5.     Elect the Auditors for 2008                               Mgmt          For                            For

6.     Approve the amendment of the authorization of             Mgmt          For                            For
       the Board of Directors from the 20th AGM on
       29 MAY 2007 to dispense convertible bonds with
       a total nominal amount of EUR 317,185,011,00
       till 12 MAY 2013 and to allow the bond holders
       of convertible bonds conversion privileges
       by 43,629,300 pieces of shares

7.     Amend the Company Charta in Paragraph 4 'Basic            Mgmt          For                            For
       Capital and Shares'

8.     Grant authority to repurchase or collect own              Mgmt          For                            For
       shares up to 10% of the shares capital within
       the next 30 months due Par 65

9.     Amend the Company Charter in Paragraphs 8, 24             Mgmt          For                            For
       and 25 as specified




--------------------------------------------------------------------------------------------------------------------------
 CASTELLUM AB, GOTHENBURG                                                                    Agenda Number:  701466939
--------------------------------------------------------------------------------------------------------------------------
        Security:  W2084X107
    Meeting Type:  OGM
    Meeting Date:  27-Mar-2008
          Ticker:
            ISIN:  SE0000379190
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Elect Mr. Claes Beyer to preside as the Chairman          Mgmt          For                            For
       of the meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect 1 or 2 persons to verify the minutes                Mgmt          For                            For

5.     Approve whether or not the general meeting has            Mgmt          For                            For
       been duly convened

6.     Receive the annual accounts and the audit report          Mgmt          For                            For
       as well as the Group accounts and the Group
       audit report; presentation by the Chairman
       of the Board of Directors and the Managing
       Director

7.     Adopt the profit and loss account and balance             Mgmt          For                            For
       sheet as well as the consolidated profit and
       loss account and the consolidated balance sheet

8.     Appprove the allocation of the Company's profit           Mgmt          For                            For
       in accordance with the adopted balance sheet
       [distribution of SEK 3 per share]

9.     Grant discharge from liability towards the Company        Mgmt          For                            For
       in respect of the Members of the Board of Directors
       and the Managing Director

10.    Receive the Election Committee's report on its            Mgmt          For                            For
       work

11.    Approve the number of the Members of the Board            Mgmt          For                            For
       of Directors to be set at 7

12.    Approve to increase the current level of remuneration     Mgmt          For                            For
       to the Members of the Board of Directors by
       SEK 140,000 to SEK 1,740,000, out of which
       SEK 450,000 should be allocated to the Chairman
       of the Board of Directors and SEK 215,000 to
       each of the remaining Members of the Board
       of Directors; the amounts include compensation
       for committee work

13.    Re-elect Messrs. Jan Kvarnstrom, Per Berggren,            Mgmt          For                            For
       Marianne Dicander Alexandersson, Ulla-Britt
       Frajdin-Hellqvist, Christer Jacobson and Goran
       Linden and Mats Wappling as the Members of
       the Board of Directors and Mr. Jan Kvarnstrom
       as the Chairman of the Board of Directors

14.    Appoint a new election committee in preparation           Mgmt          For                            For
       for the AGM to be held in 2009, in accordance
       with the previously applied model, as specified

15.    Approve the specified guidelines for the remuneration     Mgmt          For                            For
       to the Members of the Executive Management
       of the Company

16.    Authorize the Board of Directors to acquire               Mgmt          For                            For
       on 1 or several occasions the Company's own
       shares provided that the Company will at no
       time hold more than 10% of the total shares
       in the Company and to transfer the number of
       own shares held at the time, with deviation
       from the shareholders' preferential rights;
       [Authority expires at the next AGM]




--------------------------------------------------------------------------------------------------------------------------
 CITYCON OYJ, HELSINKI                                                                       Agenda Number:  701467664
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1422T116
    Meeting Type:  AGM
    Meeting Date:  13-Mar-2008
          Ticker:
            ISIN:  FI0009002471
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2.   Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 0.04 per share and equity
       return of EUR 0.10 per share

1.3.   Grant discharge from liability                            Mgmt          For                            For

1.4.   Approve the remuneration of the Board Members             Mgmt          For                            For

1.5.   Approve the remuneration of the Auditor(s)                Mgmt          For                            For

1.6.   Elect the number of the Board Members                     Mgmt          For                            For

1.7.   Elect the Board                                           Mgmt          For                            For

1.8.   Elect the Auditor(s)                                      Mgmt          For                            For

2.     Amend the terms and conditions of the Option              Mgmt          For                            For
       Plan 2004




--------------------------------------------------------------------------------------------------------------------------
 CORIO NV                                                                                    Agenda Number:  701542892
--------------------------------------------------------------------------------------------------------------------------
        Security:  N2273C104
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2008
          Ticker:
            ISIN:  NL0000288967
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 22 APR 2008. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening of the meeting and announcements                  Non-Voting    No vote

2.     Receive the report of the Management Board on             Non-Voting    No vote
       the 2007 FY

3.     Adopt the financial statements for the 2007               Mgmt          For                            For
       FY

4.     Adopt the dividend proposal for the 2007 FY               Mgmt          For                            For

5.     Grant discharge to the Members of the Management          Mgmt          For                            For
       Board for the 2007 FY

6.     Grant discharge to the Members of the Supervisory         Mgmt          For                            For
       Board for the 2007 FY

7.     Announcement of proposed re-appointment of two            Non-Voting    No vote
       Members of the Management Board

8.a    Notice that Mr. Van Der Meer, Mr. Vos and Mr.             Non-Voting    No vote
       Borgdorff will be resigning by rotation as
       of the close of the General Meeting of shareholders

8.b    Motion by the Supervisory Board to Re-appoint             Non-Voting    No vote
       Mr. Van Der Meer, Mr. Vos and Mr. Borgdorff
       as Members of the Supervisory Board subject
       to the condition precedent that the general
       meeting of shareholders does not exercise its
       right as stated at 8(c) and does not request
       an extension of time for the motions in order
       to make a recommendation

8.c    The general meeting of shareholders will be               Non-Voting    No vote
       given the opportunity to recommend persons
       to be proposed as Supervisory Board Members

8.d    Re-appoint, as soon as the condition precedent            Mgmt          For                            For
       referred to at 8(b) enters into force, Mr.
       Van Der Meer as a Member of the Supervisory
       Board

8.e    Re-appoint, as soon as the condition precedent            Mgmt          For                            For
       referred to at 8(b) enters into force, Mr.
       Vos as a Member of the Supervisory Board

8.f    Re-appoint, as soon as the condition precedent            Mgmt          For                            For
       referred to at 8(b) enters into force, Mr.
       Borgdorff as a Member of the Supervisory Board

9.     Re-appoint the External Auditor                           Mgmt          Against                        Against

10.    Amend the Remuneration Policy for the Management          Mgmt          For                            For
       Board

11.    Any other business                                        Non-Voting    No vote

12.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DERWENT LONDON PLC, LONDON                                                                  Agenda Number:  701556524
--------------------------------------------------------------------------------------------------------------------------
        Security:  G27300105
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2008
          Ticker:
            ISIN:  GB0002652740
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report and the accounts             Mgmt          For                            For
       for the YE 31 DEC 2007

2.     Approve the report of the remuneration Committee          Mgmt          For                            For
       for the YE 31 DEC 2007

3.     Declare a final dividend of 15.0p per ordinary            Mgmt          For                            For
       share for the YE 31 DEC 2007

4.     Re-elect Mr. J.C. Ivey as a Director                      Mgmt          For                            For

5.     Re-elect Mr. S.P. Silver as a Director                    Mgmt          For                            For

6.     Re-elect Mr. C.J. Odom as a Director                      Mgmt          For                            For

7.     Re-elect Mr. R.A. Farnes as a Director                    Mgmt          For                            For

8.     Re-elect Mr. S. J. Neathercoat as a Director              Mgmt          For                            For

9.     Elect Mr. D.G. Silverman as a Director                    Mgmt          For                            For

10.    Re-appoint BDO Stoy Hayward LLP as the Auditor            Mgmt          For                            For
       and authorize the Directors to determine its
       remuneration

11.    Grant authority for the allotment of relevant             Mgmt          For                            For
       securities

S.12   Grant authority for the limited disapplication            Mgmt          For                            For
       of pre-emption rights

S.13   Authorize the Company to exercise its power               Mgmt          For                            For
       to purchase its own shares

S.14   Adopt the new Articles of Association                     Mgmt          For                            For

15.    Approve the changes to the Company's Performance          Mgmt          For                            For
       Share Plan

16.    Grant authority for the implementation of a               Mgmt          For                            For
       new Employee Share Option Plan




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE WOHNEN AG, FRANKFURT/MAIN                                                          Agenda Number:  701582339
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2046U176
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2008
          Ticker:
            ISIN:  DE000A0HN5C6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 27 MAY 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       the annual report for the 2007 FY with the
       report of the Supervisory Board, the group
       financial statements and the annual report,
       and the report pursuant to Sections 289(4)
       and 315(4) of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 433,019.55 as follows: the distributable
       profit shall be carried forward

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2008 FY:              Mgmt          For                            For
       Ernst + Young AG, Eschborn

6.     Authorization to acquire own shares the existing          Mgmt          For                            For
       authorized capital shall be revoked; the Company
       shall be authorized to acquire own shares up
       to 10% of its share capital, at prices not
       deviating not more than 20% from the market
       price, of the shares on or before 16 DEC 2009;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or a rights offering
       if the shares are sold at a price not materially
       below their market price, to use the shares
       for acquisition purposes or for the satisfaction
       of the conversion and option rights, and to
       retire shares

7.     Amendment to the Articles of Association, the             Mgmt          For                            For
       Members of the Supervisory Board shall receive
       a fixed annual remuneration of EUR 20,000,
       the Chairman shall receive twice, and the Deputy
       Chairman one and a half times the amount

8.     Resolution on the revision of the authorized              Mgmt          Against                        Against
       capital and the corresponding amendment to
       the Articles of Association; the Board of Managing
       Directors shall be authorized, with the consent
       of the Supervisory Board, to increase the Company's
       share capital by up to EUR 13,200,000 through
       the issue of up to 13,200,000 new ordinary
       shares against payment in cash or kind, on
       or before 16 JUN 2013; shareholders shall be
       granted subscription rights, except for residual
       amounts for the issue of shares for acquisition
       purposes or at a price not materially below
       their market price, as well as for the granting
       of such rights to holders of bonds or warrants

9.     Resolution on the authorization to issue bonds            Mgmt          For                            For
       or profit sharing rights, the creation of contingent
       capital, and the corresponding amendment to
       the Articles of Association; the Board of Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue bonds or profit
       sharing rights of up to EUR 65,000,000, having
       a term of up to 20 years and conferring a conversion
       or option right for new shares of the Company,
       on or before 16 JUN 2013; shareholders shall
       be granted subscription rights except for the
       issue of bonds or profit sharing rights at
       a price not materially below their theoretical
       market value, for residual amounts for the
       granting of such rights to other bondholders
       and for the issue of bonds or profit sharing
       rights against payment in kind; the share capital
       shall be increased accordingly by up to EUR
       2,700,000, through the issue of up to 2,700,000
       new bearer shares, insofar as conversion or
       option rights are exercised

10.    Elections to the Supervisory Board 1) Mr. Hermann         Mgmt          For                            For
       T. Dambach, 2) Mr. Uwe E. Flach

11.    Approval of the profit transfer agreements with           Mgmt          For                            For
       the Company's wholly owned subsidiaries Deutsche
       Wohnen Immobilien Management Gmbh and Deutsche
       Wohnen Service Gmbh

12.    Resolution on the authorization to grant stock            Mgmt          For                            For
       options the creation of contingent capital,
       and the corresponding amendment to the Articles
       of Association; the Company shall be authorized
       to grant stock options for up to 100,000 new
       shares to executives and employees of the Company
       and its affiliates, with the next five years,
       the Company's share capital shall be increased
       accordingly by up to EUR 100,000, insofar as
       stock options are exercised




--------------------------------------------------------------------------------------------------------------------------
 EUROCOMMERCIAL PROPERTIES NV                                                                Agenda Number:  701392172
--------------------------------------------------------------------------------------------------------------------------
        Security:  N31065142
    Meeting Type:  AGM
    Meeting Date:  06-Nov-2007
          Ticker:
            ISIN:  NL0000288876
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 31 OCT 2007. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening                                                   Non-Voting    No vote

2.     Receive the annual report of the Board of Management      Mgmt          Abstain                        Against
       for the FYE 30 JUN 2007

3.     Adopt the annual accounts of the Company for              Mgmt          For                            For
       the FYE 30 JUN 2007, approve to allocate the
       profit of the FYE 30 JUN 2007, and to determine
       the terms for payment of the dividend for the
       FYE 30 JUN 2007 and to have the opportunity
       to ask questions to the Auditors of the Company
       about the annual accounts in relation to their
       statement on the fairness of those accounts;
       declare a dividend of 0.167 per ordinary share
       [1.67 per depositary receipt] to be paid on
       30 NOV 2007

4.     Grant discharge to the Board of Supervisory               Mgmt          For                            For
       Directors from liability in respect of its
       supervision in the FYE 30 JUN 2007

5.     Grant discharge to the Board of Management from           Mgmt          For                            For
       liability in respect of its Management in the
       FYE 30 JUN 2007

6.     Approve the remuneration of the Board of Supervisory      Mgmt          For                            For
       Directors

7.     Approve the remuneration of the Board of Management       Mgmt          For                            For

8.     Re-appoint Ernst  & Young Accountants, Amsterdam          Mgmt          For                            For
       as the Auditors of the Company for the current
       FY

9.     Approve to continue the existing designation,             Mgmt          Against                        Against
       expiring on 30 NOV 2009, pursuant to Articles
       96 and 96a of Book 2 of the Netherlands Civil
       Code, of the meeting of holders of priority
       shares as the authorized body in connection
       with the issue of shares and rights to obtain
       shares, and the exclusion or restriction of
       pre-emptive rights thereon to the amount of
       the difference between i) the available number
       of shares according to the authorized capital
       as amended and ii) the number of issued shares
       and/or options thereon said designation and
       authorization to be made for the period until
       30 NOV 2010 and to apply mutatis mutandis to
       the sale and transfer of bought back shares
       and depositary receipts thereon by the Company

10.    Approve to continue the existing authorization            Mgmt          For                            For
       of the Board of Management to acquire fully
       paid shares or depositary receipts thereof
       on behalf of the Company pursuant to Article
       98 of Book 2 of the Netherlands Civil Code
       up to a maximum of 10% of the issued share
       capital and for a price being equal to or ranging
       between the nominal value and the higher of
       the prevailing net asset value or the prevailing
       stock market price; said authorization to be
       made for the period until 31 DEC 2008

11.    Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 EUROSIC SA, PARIS                                                                           Agenda Number:  701532651
--------------------------------------------------------------------------------------------------------------------------
        Security:  F33684105
    Meeting Type:  EGM
    Meeting Date:  15-May-2008
          Ticker:
            ISIN:  FR0000038200
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting    No vote
       YOU

O.1    Approve the financial statements and grant discharge      Mgmt          For                            For
       Management Board and Supervisory Board Members

O.2    Approve the accept consolidated financial statements      Mgmt          For                            For
       and Statutory Reports

O.3    Approve the Special Auditors' report regarding            Mgmt          Against                        Against
       related-party transactions

O.4    Approve the transaction with a Meka Brunel related        Mgmt          Against                        Against
       to severance payment

O.5    Approve the treatment of losses                           Mgmt          For                            For

O.6    Approve the special Dividend Distribution of              Mgmt          For                            For
       EUR 1.75 per Share

O.7    Grant authority the repurchase of up to 10%               Mgmt          For                            For
       of issued share capital

O.8    Approve the remuneration of Directors in the              Mgmt          For                            For
       aggregate amount of EUR 120,000

O.9    Ratify the appointment of Mr. Herve Denize as             Mgmt          Against                        Against
       a Supervisory Board Member

O.10   Ratify the appointment of Mr. Marie-Francoise             Mgmt          Against                        Against
       Dubail as a Supervisory Board Member

O.11   Ratify the appointment of Mr. Pascal Duhamel              Mgmt          Against                        Against
       as a Supervisory Board Member

O.12   Ratify the appointment of Mr. Generali Vie Represented    Mgmt          Against                        Against
       by Alban Liss as a Supervisory Board Member

O.13   Ratify the appointment of Mr. Catherine Stephanoff        Mgmt          Against                        Against
       as a Supervisory Board Member

O.14   Ratify the appointment of Mr. Daniel Valoatto             Mgmt          Against                        Against
       as a Supervisory Board Member

O.15   Ratify the appointment of Mr. Jean-Eric Vimont            Mgmt          For                            For
       as a Supervisory Board Member

O.16   Ratify the appointment of Mr. Laurent Diot as             Mgmt          Against                        Against
       a Supervisory Board Member

O.17   Ratify the appointment of Mr. Cedric Guilleminot          Mgmt          Against                        Against
       as a Supervisory Board Member

E.18   Grant authority the issuance of Equity or Equity-Linked   Mgmt          For                            For
       securities with preemptive rights up to aggregate
       nominal amount of EUR 200 Million

E.19   Grant authority the issuance of equity or Equity-Linked   Mgmt          Against                        Against
       securities without preemptive rights up to
       aggregate nominal amount of EUR 100 Million

E.20   Authorize the Board to increase capital in the            Mgmt          Against                        Against
       event of additional demand related to delegation
       submitted to shareholder vote above

E.21   Grant authority the capital increase of up to             Mgmt          For                            For
       10 % of issued capital for future acquisitions

E.22   Approve the reduction in share capital via cancellation   Mgmt          For                            For
       of repurchased shares

E.23   Grant authority the capital increase of up to             Mgmt          Against                        Against
       EUR 100 Million for future exchange offers

E.24   Grant authority the capitalization of reserves            Mgmt          For                            For
       of up to EUR 200 Million for bonus issue or
       increase in par value

E.25   Approve the Employee Stock Purchase Plan                  Mgmt          Against                        Against

E.26   Approve the allow Board to use share issuance             Mgmt          Against                        Against
       authorized under Items 18 to 25 in the Event
       of a Public Tender Offer or Share Exchange
       Offer

E.27   Amend Article 19 of Association: Board Charter            Mgmt          For                            For

E.28   Grant authority the filing of required documents/other    Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 FABEGE AB, SOLNA                                                                            Agenda Number:  701472259
--------------------------------------------------------------------------------------------------------------------------
        Security:  W7888D108
    Meeting Type:  OGM
    Meeting Date:  03-Apr-2008
          Ticker:
            ISIN:  SE0000950636
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect Mr. Erik Paulsson as the Chairman of the            Mgmt          For                            For
       AGM

3.     Approve the voters list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 persons to check the minutes                 Mgmt          For                            For

6.     Approve whether the meeting has been duly convened        Mgmt          For                            For

7.     Receive the annual report and the audit report            Mgmt          For                            For
       and the consolidated financial statements and
       consolidated audit report

8.A    Adopt the profit and loss account and balance             Mgmt          For                            For
       sheet and the consolidated profit and loss
       account and the consolidated balance sheet

8.B    Approve to decide on a dividend of SEK 4 per              Mgmt          For                            For
       share for 2007

8.C    Grant discharge from the liability for the Board          Mgmt          For                            For
       of Directors and the Chief Executive Officer

8.D    Approve a record date for payment of a dividend           Mgmt          For                            For
       as 08 APR 2008; it is estimated the dividends
       will be distributed by VPC AB on 11 APR 2008

9.     Approve to reduce the Company's share capital             Mgmt          For                            For
       by SEK 260,794,180.50 through the withdrawal
       of 9,150,673 shares and decide on a bonus issue
       in accordance with the following: the bonus
       issue shall increase the share capital by SEK
       270,893,196.80, without the issue of new shares

10.    Approve to decide on the number of the Directors          Mgmt          For                            For
       at 8, without Deputies

11.    Approve a total Directors' fees of SEK 2,445,000,         Mgmt          For                            For
       to be divided as follows: SEK 375,000 to the
       Chairman of the Board, SEK 185,000 to each
       Non-Executive Director; SEK 835,000 to Mr.
       Erik Paulsson as a separate fee for assisting
       Group Management in 2 projects and SEK 125,000
       for work in the Audit Committee; and that the
       payment of the Auditors' fees in accordance
       with the approved invoice[s]

12.    Re-elect Messrs. Gote Dahlin, Christian Hermelin,         Mgmt          For                            For
       Sven-Ake Johansson, Martha Josefsson, Helen
       Olausson, Mats Qviberg, Erik Paulsson and Svante
       Paulsson as the Board of Directors and Mr.
       Erik Paulsson  as the Chairman of the Board

13.    Approve that the principles for the appointment           Mgmt          For                            For
       of the Nomination Committee for 2009 AGM remain
       unchanged, i.e. that a Nomination Committee
       be appointed no later than 6 months before
       the 2009 AGM and consist of representatives
       for the 4 largest shareholders

14.    Approve to decide on the principles of the compensation   Mgmt          For                            For
       for the Company Management

15.    Authorize the Board, for a period ending no               Mgmt          For                            For
       later than the next AGM, to buy back shares
       in the Company and assign such shares to other
       parties; share buybacks are subject to a limit
       of no more than 10% of the total number of
       outstanding shares at any time; acquisition
       must be made by purchase on the Stockholm Stock
       Exchange, the right to assign shares is subject
       to a limit of no more than 10% of all outstanding
       shares at any time; assignment may be made
       on the Stockholm Stock Exchange and, derogating
       from the preferential rights of shareholders,
       to 3rd parties in connection with the acquisition
       of properties of business; payment for assigned
       shares may be made in cash, in kind, by offset
       or in another manner subject to terms and conditions

16.    Approve, for the purpose of achieving an appropriate      Mgmt          For                            For
       ownership structure and improving liquidity
       in the Company's shares, that the shareholders,
       upon a decision by the Board, be offered to
       buy or sell, free of commission, the number
       of shares required to achieve a shareholding
       consisting or round lots [one round lot is
       equal to 100 shares]; and that a decision on
       the period and precise terms of the offering
       be left to the discretion of the Board, with
       the condition that the offering, if implemented,
       must be completed before the 2009 AGM

17.    Transact any other business                               Non-Voting    No vote

18.    Conclude the meeting                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FONCIERE DES REGIONS, METZ                                                                  Agenda Number:  701323672
--------------------------------------------------------------------------------------------------------------------------
        Security:  F42399109
    Meeting Type:  EGM
    Meeting Date:  23-Jul-2007
          Ticker:
            ISIN:  FR0000064578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    THE READING OF THE EXECUTIVE BOARD S REPORT.              Mgmt          Against                        Against
       AUTHORIZATION TO THE COMPANY TO CARRY OUT TRADES
       ON ITS OWN SHARES, WITHIN THE LIMIT OF 10 PCT
       OF  THE CAPITAL. SETTING THE MAXIMUM PRICE
       TO BUY PER SHARE AND OF THE  MAXIMUM AMOUNT
       TO PURCHASE SECURITIES. SHARES COULD BE BOUGHT
       IN ONE  OR SEVERAL TIMES, BY ANY MEANS. AS
       CONSEQUENCE, POWERS TO THE  EXECUTIVE BOARD.
       THIS AUTHORIZATION CANCELS AND REPLACES
       THE ONE GIVEN BY THE GENERAL  MEETING DATED
       ON 4TH MAY 2007 INTO ITS RESOLUTION 8.

e.2    THE READING OF THE EXECUTIVE BOARD S, THE STATUTORY       Mgmt          For                            For
       APPRAISERS S AND THE  DEMERGER AUDITORS S REPORTS.
       APPROVAL OF THE ASSETS PARTIAL  CONTRIBUTION
       PLAN CONCLUDED ON THE 12.06.07 WITH THE COMPANY
       FONCIERE EUROPE LOGISTIQUE IN WHICH THE COMPANY
       BRINGS ITS WHOLE  ASSETS CONCERNING ITS ACTIVITY
       AGAINST THE PAYMENT OF THE  CORRESPONDING LIABILITIES
       BY THE FONCIERE EUROPE LOGISTIQUE  WILL RECEIVE
       AS PAYMENT OF ITS CONTRIBUTION NEW SHARES EUROPE
       LOGISTIQUE ENTIRELY PAID-UP TO BE CREATED
       BY FONCIERE EUROPE  LOGISTIQUE AS CAPITAL INCREASE
       INCLUDING BY A TOTAL CONTRIBUTION  PREMIUM.

E.3    DELEGATION OF POWERS TO THE EXECUTIVE BOARD               Mgmt          For                            For
       IN ORDER TO OBSERVE THE  ACCOMPLISHMENT OF
       THE SUSPENSIVE CONDITIONS STIPULATED INTO
       OF THE PARTIAL CONTRIBUTION TREATY.POWERS FOR
       FORMALITIES.

E.4    READING OF THE EXECUTIVE BOARD S REPORT AND               Mgmt          For                            For
       OF THE STATUTORY  AUDITORS SPECIAL REPORT.
       AUTHORIZATION TO THE EXECUTIVE BOARD TO  REDUCE
       CAPITAL, IN ONE OR SEVERAL TIMES, BY CANCELLATION
       OF SHARES  OWNED BY THE COMPANY OR THAT COULD
       BE BOUGHT AS EXPLAINED IN THE  RESOLUTION 1,
       WITHIN THE LIMIT OF 10 PCT OF CAPITAL  POWERS
       TO THE EXECUTIVE BOARD TO FIX THE METHODS TO
       CANCEL.

E.5    POWERS FOR FORMALITIES.                                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FONCIERE DES REGIONS, METZ                                                                  Agenda Number:  701535847
--------------------------------------------------------------------------------------------------------------------------
        Security:  F42399109
    Meeting Type:  MIX
    Meeting Date:  16-May-2008
          Ticker:
            ISIN:  FR0000064578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

o.1    Receive the reports of the Supervisory Board              Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 31 DEC 2007, as presented
       earnings for the FY: EUR 276,972,766.12 accordingly
       the shareholders meeting gives permanent discharge
       to the Directors for the performance of their
       duties during the said FY

o.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors approve the consolidated financial
       statements for the said FY in the form presented
       to the meeting income for the FY : EUR 792,669,000.00

o.3    Approve the shareholders profit for the retained          Mgmt          For                            For
       earnings account following this appropriation,
       the retained earnings account will show a new
       balance of EUR 276,990,456.12 legal reserve:
       EUR 12,482,446.80 dividends EUR 217,586,989.70
       retained earnings: EUR 55,466,289.52 the general
       shareholders meeting authorizes the Executive
       Board to deduct from the account retained earnings,
       and if necessary the accounts share premiums
       of merger, contributions, required amounts
       to pay the dividend in the event that the company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account the shareholders will receive a net
       dividend of EUR 5.30 per share, and will entitle
       to the 40 % deduction provided by the French
       Tax Code this dividend will be paid on 23 MAY
       2008 the dividend deducted on the profit of
       the Company rises in EUR 45,661,650.00 the
       amount of dividend deducted on the profit of
       the Company rises in EUR 2,565,3 43.35 as required
       by law, it is reminded that for the last 3
       FY the dividends paid, were as follows: EUR
       2.64 for FY 2004 EUR 4.00 for FY 2005 EUR 2.00
       for FY 2006

o.4    Receive the report of the Auditors on agreements          Mgmt          For                            For
       governed by Article L.225.86 of the French
       Commercial Code, approve the agreements entered
       into or which remained in force during the
       FY

o.5    Authorize the Executive Committee to buy back             Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 200.00, maximum number
       of shares to be acquired 10 % of capital maximum
       funds invested in the share buybacks: EUR 400,000,000.00
       this authorization is give n for a 18 month
       period supersedes the fraction unused of the
       authorization granted by the shareholders meeting
       of 23 JUL 2007 in its Resolution number 1 the
       shareholders meeting delegates all powers to
       the Executive Committee to take all necessary
       measures and accomplish all necessary formal

o.6    Approve and Ratify the cooptation of Societe              Mgmt          Against                        Against
       Batipart Immobilier as a Member Supervisory
       Board until the shareholders meeting called
       to the financial statements for the FY 31 DEC
       2012

o.7    Appoint Mr. Leo Nardo Del Vecchio as a Member             Mgmt          Against                        Against
       of the Supervisory Board for a 6 year period

o.8    Appoint Mr. Ser Gio Erede as a Member of the              Mgmt          Against                        Against
       Supervisory Board for a 6 year period

E.9    Approve the shareholders meeting delegates to             Mgmt          For                            For
       the Executive Committee the necessary powers
       to increase the capital, on one or more occasions,
       in france or abroad, by a maximum nominal amount
       of EUR 5,000,000.00, by issuance, with deletion
       subscription rights maintained, of share and
       debt securities the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 100,000,000.00 this authorization
       is granted for a 26 month period this a mount
       shall count against the overall value set forth
       in resolution number 32 the shareholders meeting
       decides to cancel the shareholders preferential
       subscription rights the shareholders meeting
       delegates all powers to the executive committee
       to take all necessary measures and accomplish
       all necessary formalities

E.10   Approve that the shareholders' meeting resolves           Mgmt          For                            For
       that the executive committee may decide to
       increase the number of securities to be issued
       in the event of a capital increase with or
       without preferential subscription right of
       shareholders, at the same price as the initial
       issue, within 30 days of the closing of the
       subscription period and up to a maximum of
       15 % of the initial issue this delegation is
       granted for a 26 month period

E.11   Approve the shareholders meeting delegates to             Mgmt          Against                        Against
       the Executive Committee all powers to grant,
       in one or more transactions, to beneficiaries
       to be chosen by it options giving the right
       either to subscribe for new shares in the company
       to be issued through a share capital increase,
       or to purchase existing shares purchased by
       the company, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 615,812 share the
       present authorization is granted for a 26 month
       period the shareholders meeting decides to
       cancel the shareholders preferential subscription
       rights this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders meeting of 04 MAY 2007 in its
       resolution number 35 the shareholders meeting
       delegates all powers t o the executive committee
       to take all necessary measures and accomplish
       all necessary formalities

E.12   Authorize the Executive Committee to increase             Mgmt          Against                        Against
       the share capital on one or more occasions,
       at its sole discretion in favour of employees
       and corporate officers of the company who are
       Members of a Company savings plan this delegation
       is given for a 26 month period and for a nominal
       amount that shall not exceed EUR 500,000.00
       this amount not shall count against the overall
       value the share holders meeting decides to
       cancel the shareholders preferential subscription
       rights in favour of members this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 04 MAY
       2007 in its resolution number 36 the shareholders
       meeting delegates all powers to the executive
       committee to take all necessary measures and
       accomplish all necessary formalities

E.13   Authorize the Executive Committee to grant for            Mgmt          Against                        Against
       free, on one or more occasions existing or
       future shares, in favour of the employees or
       the corporate officers of the company and related
       companies they may not represent more than
       10 % of the share capital the present delegation
       is given for a 38 month period this authorization
       supersedes the fraction unused of the authorization
       granted by the shareholders meeting of 04 MAY
       2007 in its resolution number 37 the shareholders
       meeting delegates all powers to the executive
       committee to take all necessary measures and
       accomplish all necessary formalities

E.14   Authorize the Executive Committee to reduce               Mgmt          For                            For
       the share capital, on one or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the company in
       connection with a stock repurchase plan, up
       to a maximum of 10 % of the share capital over
       a 24 month period this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 23 JUL 2007
       in its resolution number 4 the shareholders
       meeting delegates all powers to the executive
       committee t o take all necessary measures and
       accomplish all necessary formalities

E.15   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 GAGFAH S.A.                                                                                 Agenda Number:  701530102
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV09716
    Meeting Type:  OGM
    Meeting Date:  21-Apr-2008
          Ticker:
            ISIN:  LU0269583422
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING.THANK             Non-Voting    No vote
       YOU

A.1    Receive the Statutory Management report and               Mgmt          Abstain                        Against
       the consolidated Management report for the
       FYE 31 DEC 2007

A.2    Receive the reports by the Auditors of the Company        Mgmt          Abstain                        Against
       in respect of the statutory financial statements
       of the Company and in respect of the consolidated
       financial statements of the Company and its
       group, for the FYE 31 DEC 2007

A.3    Approve the Board of Directors that the statutory         Mgmt          For                            For
       financial statements of the Company for the
       FYE 31 DEC 2007

A.4    Approve the Board of Directors that the consolidated      Mgmt          For                            For
       financial statements of the Company and its
       group, for the FYE 31 DEC 2007

A.5    Approve the concerning the allocation of the              Mgmt          For                            For
       results of the Company for the FYE 31 DEC 2007
       and distributions; an amount equal to 5% of
       the net profits of the Company for the year
       2007 is to be allocated to the legal reserve
       of the Company until such legal reserve reaches
       10% of the issued share capital of the Company,
       and that the shareholders, after allocation
       to the legal reserve, the distribution of dividends
       for the year ended 31 DEC 2007, which includes
       i) the amount of EUR 45,107,638.40 which was
       distributed as interim dividend [EUR 0.20 per
       share] on 16 NOV 2007 [as 2007 third quarter
       dividend for the holders of record on 15 NOV
       2007] and ii) the amount of EUR 45,120,289
       which was distributed as interim dividend [EUR
       0.20 per share] on 27 MAR 2008 [as 2007 fourth
       quarter dividend for the holders of record
       on 20 MAR 2008, out of the net profits for
       the YE 31 DEC 2007 and available share premium
       and reserves of the Company

A.6    Approve the Board of Directors that the shareholders      Mgmt          For                            For
       to grant discharge to all the Directors of
       the Company who have been in office during
       the FYE 31 DEC 2007

A.7    Authorize the Company, or any wholly-owned subsidiary,    Mgmt          For                            For
       to from time to time purchase, acquire or receive
       shares in the Company up to 10% of the issued
       share capital from time to time, over the stock
       exchange or in privately negotiated transactions
       or otherwise, and in the case of acquisitions
       for value, at a purchase price being i) no
       less than 50 % of the lowest stock price and
       ii) no more than 50 % above the highest stock
       price, in each case over the 30 trading days
       preceding a) the date of the purchase in case
       of private or stock exchange transactions [other
       than tender offers] and b) in case of a tender
       offer, the date of the opening of the tender
       offer, and on such terms as shall be determined
       by the Board of Directors of the Company, provided
       such purchase is in conformity with Article
       49-2 of the Luxembourg law of 10 AUG 1915 and
       with applicable laws and regulations, such
       [authorization being granted for a period of
       18 months]

A.8    Authorize the Company to use electronic means             Mgmt          For                            For
       for the distribution of all shareholder communications,
       including its shareholder meeting and proxy
       materials and annual reports as is permitted
       by applicable Laws or Regulations

E.1    Approve to Decision to reduce the issued share            Mgmt          For                            For
       capital of the Company by a maximum amount
       of EUR 28,250,000 by the repurchase and cancellation
       of a maximum of 22,600,000 shares from existing
       shareholders by 1 or more tender offers as
       determined by the Board of Directors during
       a period ending 9 months after the date of
       the EGM at a price to be determined by the
       Board of Directors provided that such price
       shall be no higher than fifty per cent above
       the highest stock price over the thirty trading
       days preceding the date of the opening of the
       tender offer and on such terms as the Board
       may determine; authorize the Board of Directors
       to determine the conditions of the purchase
       of shares, to implement the share purchases,
       cancellation of shares and reduction of share
       capital, determine the final amount of the
       share capital reduction and number of shares
       repurchased and cancelled within the maximum
       decided by the general meeting of shareholders,
       proceed to the payment of the repurchase price,
       cause the share capital reduction and cancellation
       of shares and the consequential amendment of
       the Articles of Incorporation to be recorded
       by way of notarial deed, and generally to take
       any steps, actions or formalities as appropriate
       or useful to implement this decision of the
       general shareholders' meeting, and to reduce
       the share capital by a maximum amount of EUR
       28,250,000 by 1 or more tender offers and to
       implement such share capital reduction up to
       the maximum amount determined by the general
       meeting as set forth in the agenda




--------------------------------------------------------------------------------------------------------------------------
 GREAT PORTLAND ESTATES PLC R.E.I.T.                                                         Agenda Number:  701275910
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40712179
    Meeting Type:  AGM
    Meeting Date:  05-Jul-2007
          Ticker:
            ISIN:  GB00B01FLL16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       together with the Directors' and the Auditors'
       reports for the YE 31 MAR 2007

2.     Grant authority for the payment of a final dividend       Mgmt          For                            For
       for the YE 31 MAR 2007

3.     Approve the Directors' remuneration report                Mgmt          For                            For

4.     Re-appoint Mr. Robert Noel as a Director of               Mgmt          For                            For
       the Company

5.     Re-appoint Mr. Kathleen O'Donovan as a Director           Mgmt          For                            For
       of the Company

6.     Re-appoint Mr. Charles Irby as a Director of              Mgmt          For                            For
       the Company

7.     Appoint Mr. Neil Thompson as a Director of the            Mgmt          For                            For
       Company

8.     Appoint Mr. Jonathan Short as a Director of               Mgmt          For                            For
       the Company

9.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

10.    Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

11.    Approve to renew the Directors' authority to              Mgmt          For                            For
       allot shares

S.12   Approve to renew the Directors' limited authority         Mgmt          For                            For
       to allot shares for cash

S.13   Approve to renew the authority enabling the               Mgmt          For                            For
       Company to buy its own shares




--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC R.E.I.T., LONDON                                                              Agenda Number:  701492150
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4273Q107
    Meeting Type:  AGM
    Meeting Date:  01-May-2008
          Ticker:
            ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       financial statements

2.     Receive and approve the remuneration report               Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect Mr. John Clare                                   Mgmt          For                            For

5.     Re-elect Mr. John Richards                                Mgmt          For                            For

6.     Re-appoint Deloitte and Touche LLP as the Auditors        Mgmt          For                            For

7.     Authorize the Directors to agree the Auditors             Mgmt          For                            For
       remuneration

8.     Authorize the Directors to allot relevant securities      Mgmt          For                            For
       pursuant to Section 80 of the Companies Act
       1985

S.9    Authorize the Directors pursuant to Section               Mgmt          For                            For
       95 of the Companies Act 1985 to allot equity
       securities as though Section 89(1) of that
       Act did not apply to each allotment

S.10   Authorize market purchases by the Company of              Mgmt          For                            For
       its shares

S.11   Approve the save as you to earn scheme                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HELICAL BAR PLC, LONDON                                                                     Agenda Number:  701319089
--------------------------------------------------------------------------------------------------------------------------
        Security:  G43904195
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2007
          Ticker:
            ISIN:  GB00B0FYMT95
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the accounts of the Company           Mgmt          For                            For
       for the YE 31 MAR 2007 together with the reports
       of the Directors and the Auditors thereon

2.     Declare a final dividend of 2.75 pence per ordinary       Mgmt          For                            For
       share of 1 pence each in the capital of the
       Company, as recommended by the Directors of
       the Company

3.     Re-elect Mr. C.G.H. Weaver as a Director of               Mgmt          Abstain                        Against
       the Company, in accordance with the Financing
       Reporting Council's Combined Code on Corporate
       Governance

4.     Re-elect Mr. G.A. Kaye as a Director of the               Mgmt          For                            For
       Company, who retires by rotation

5.     Re-elect Mr. P.M. Brown as a Director of the              Mgmt          For                            For
       Company, who retires by rotation

6.     Re-appoint Grant Thornton UK LLP as the Auditors,         Mgmt          For                            For
       to hold the office until the conclusion of
       the next general meeting of the Company at
       which the accounts are laid before the Company

7.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

8.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2007

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and pursuant to Section
       80 of the Companies Act 1985 [the Act], to
       allot relevant securities [Section 80 of the
       Act] up to an aggregate nominal amount of GBP
       319,064; [Authority expires on 24 JUL 2008];
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 9 and pursuant to Section 95(1)
       of the Act [the Act], to allot equity securities
       [Section 94 of the Act] for cash pursuant to
       the authority conferred by Resolution 9, disapplying
       the statutory pre-emption rights [Section 89(1)
       of the Act], provided that this power is limited
       to the allotment of equity securities; sell
       relevant shares [Section 94(5) of the Act]
       in the Company if, immediately before the sale,
       such shares are held by the Company as treasury
       shares [Section 162A(3) of the Act] [Treasury
       Shares] for cash [Section 162D(2) of the Act],
       as if Section 89(1) of the Act did not apply
       to any such sale, provided that such power
       shall limited to the allotment of equity securities
       and the sale of treasury shares: a) in connection
       with a rights issue in favor of ordinary shareholders;
       and b) up to an aggregate nominal amount of
       GBP 47,859; [Authority expires on 24 JUL 2008];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.11   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Act, to make 1 or more market purchases
       [Section 163(3) of the Act] of up to 9,562,371
       ordinary shares, at a minimum price of 1 pence
       each (exclusive of expenses, if any) and up
       to 105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or 30 SEP 2008]; and the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.12   Amend the Articles 3,12,60,69,75.2,75.6,78,80,88,	 Mgmt          For                            For
       93.1,101.3(d),105.4,116,126,146,147,148,149,150
       and 155 of the Company's Articles of Association
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ICADE SA, PARIS                                                                             Agenda Number:  701485268
--------------------------------------------------------------------------------------------------------------------------
        Security:  F30198109
    Meeting Type:  MIX
    Meeting Date:  16-Apr-2008
          Ticker:
            ISIN:  FR0000035081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1.   Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors; approve the Company's financial
       statements for the YE in 31 DEC 2007 as presented
       and showing income of EUR 72,714,083.85; and
       there were no expenses and charges that were
       not tax deductible

O.2.   Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Articles L.225.38 and
       sequence of the French Commercial Code, the
       said report and the agreements referred to
       therein

O.3.   Approve the separation pay granted to Sergegrzybowski,    Mgmt          For                            For
       the Chairman and the Managing Director, by
       the Board of 13 FEB 2008, in the event of a
       cancellation and if the terms linked to the
       performances of the beneficiary are carried
       out; this separation pay is also due if the
       Chairman and the Managing Director's term of
       office is sending consecutively to its term
       of office as Director

O.4.   Grant permanent discharge to the Chairman and             Mgmt          For                            For
       the Managing Director and to the Directors
       for the performance of their duties during
       the said FY

O.5.   Approve the appropriate the income for the FY             Mgmt          For                            For
       as follows; income for FY: EUR 72,714,083.85,
       allocation to the legal reserve: a negative
       result of EUR 3,635,704.19, retained earnings:
       EUR 8,591,028.10 i.e. a distributable income
       of EUR 77,669,407.76 withdrawal from the other
       reserves EUR 51,935,750.92 withdrawal from
       the merger premium: EUR 30,274,626.32; dividends:
       EUR 159,879,785.00; receive a dividend of EUR
       3.25 per share, and will entitle for natural
       persons to the 40% allowance provided by the
       French Tax Code, this dividend will be paid
       on 30 APR 2008; in the event that the Company
       holds some of its own shares on the day the
       dividends are paid, the amount of the unpaid
       dividend on such shares shall be allocated
       to the retained earnings account as required
       By law

o.6    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the consolidate
       financial statements for the said FY, in the
       form presented to the meeting and showing net
       profit group share of EUR: 36,900,000.00

o.7    Appoint the Mr. Christian Bouvier as a Director           Mgmt          For                            For
       for a 4 year period

o.8    Appoint Mr. Thierry Gaubert as a Director for             Mgmt          For                            For
       a 4 year period

o.9    Appoint Mr. Dominique Marcel as a Director for            Mgmt          For                            For
       a 4 year period

o.10   Approve to award total annual fees of EUR 300,000.00      Mgmt          For                            For
       to the Board of Directors

E.11   Approve the minutes of the special shareholders'          Mgmt          For                            For
       meeting of the redeemable bondholders in Icade
       shares [bereunder the ORA 02 10 92], resolves,
       consequently to the realization of the merger
       of Icade Foncieredes Pimonts by Icade [Ex Icade
       EMGP] on 30 NOV 2007, to replace the term Fonciere
       Des Pimonts by the term issuer in the issuance
       contract of the ORA 02 10 92

E.12   Approve the consequently to the completion of             Mgmt          For                            For
       the merger of Icade Fonciere Des Pimonts by
       Icade [Ex Icade EMGP]; and to decides to replace
       the term Icade Fonciere Despimonts by the term
       issuer in the issuance contract of the ORA
       02 10 92

E.13   Amend the Article 'early refund of the holders            Mgmt          For                            For
       of bonds' of the issuance contract of the ORA
       02 10 92

E.14   Approve to replace the Article 'salary' of the            Mgmt          For                            For
       issuance contract of the ORA 02 10 92 by a
       new one

E.15   Approve the consider the minutes of the special           Mgmt          For                            For
       shareholders meeting of the redeemable bondholders
       in Icade shares [hereunder the ORA 01 20 92],
       resolves, consequently to the realization of
       the merger of Icade Fonciere Des Pimonts by
       Icade on 30 NOV 2007, to replace the term Fonciere
       Des Pimonts by the term issuer in the issuance
       contract of the ORA 01 20 92

e.16   Amend the Article 'Entitlement of the shares              Mgmt          For                            For
       of the issuer [Fonciere Des Pimonts]' of the
       issuance contract of the ORA 01 20 92

E.17   Amend the Article 'early refund of the holders            Mgmt          For                            For
       of bonds' of the issuance contract of the ORA
       01 20 92

E.18   Approve to replace the Article 'salary' of the            Mgmt          For                            For
       issuance contract of the ORA 01 20 92 by a
       new one

E.19   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meting
       to cary out all filings, publications and other
       formalities prescribed By-Law




--------------------------------------------------------------------------------------------------------------------------
 IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENNA                                         Agenda Number:  701414776
--------------------------------------------------------------------------------------------------------------------------
        Security:  T5331M109
    Meeting Type:  EGM
    Meeting Date:  21-Dec-2007
          Ticker:
            ISIN:  IT0003745889
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 DEC 2007 AT 09 AM. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

1.     Amend the Articles 1 and 4 of the Company                 Mgmt          For                            For

2.     Amend the Articles 4 and 16.7 of the Company              Mgmt          For                            For
       and any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENNA                                         Agenda Number:  701428725
--------------------------------------------------------------------------------------------------------------------------
        Security:  T5331M109
    Meeting Type:  OGM
    Meeting Date:  07-Jan-2008
          Ticker:
            ISIN:  IT0003745889
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       08 JAN 2008 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the authorization of Buy Back; any adjournment    Mgmt          For                            For
       thereof




--------------------------------------------------------------------------------------------------------------------------
 IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENNA                                         Agenda Number:  701502367
--------------------------------------------------------------------------------------------------------------------------
        Security:  T5331M109
    Meeting Type:  OGM
    Meeting Date:  23-Apr-2008
          Ticker:
            ISIN:  IT0003745889
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve the financial statement at 31 DEC 2007,           Mgmt          For                            For
       the Board of Directors, the Auditors and audit
       firm report, adjournment thereof, consolidated
       financial statement at 31 DEC 2007

2.     General business                                          Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 IMMOFINANZ AG, WIEN                                                                         Agenda Number:  701358586
--------------------------------------------------------------------------------------------------------------------------
        Security:  A27849149
    Meeting Type:  AGM
    Meeting Date:  27-Sep-2007
          Ticker:
            ISIN:  AT0000809058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual report, report of the Supervisory      Mgmt          Abstain                        Against
       Board and the Board of Directors

2.     Approve the allocation of the net income                  Mgmt          For                            For

3.     Approve the actions of the Board of Directors             Mgmt          Against                        Against
       and the Supervisory Board

4.     Approve the remuneration for the Supervisory              Mgmt          For                            For
       Board

5.     Elect the Auditor for 2007/2008                           Mgmt          Against                        Against

6.a    Approve to cancel allowance to increase share             Mgmt          Against                        Against
       capital up to EUR 156,828,594.00 and issue
       convertible bonds which should carry the conversation
       right to maximum 151,060,596 shares of the
       Company within 5 year after approval; authorize
       the Board of Directors to fix the terms of
       the issuance and the convertible bonds

6.b    Approve the allowance to increase share capital           Mgmt          Against                        Against
       up to EUR 156,828,594.90 by issuing up to 151,060,596
       shares for granting the conversion rights added
       to the convertible bonds

6.c    Amend the By-Laws Paragraph 4 accordingly                 Mgmt          Against                        Against

7.     Approve to cancel at the 13 AGM decided authorization     Mgmt          Against                        Against
       for a repurchase of own shares and at the same
       time to reauthorize a repurchase of own shares
       up to 10% of the total share capital

8.     Amend the Company Charter Paragraph 3, Paragraph          Mgmt          For                            For
       7, Paragraph 12/3, Paragraph 12/8, Paragraph
       24 as specified




--------------------------------------------------------------------------------------------------------------------------
 IVG IMMOBILIEN AG, BONN                                                                     Agenda Number:  701532423
--------------------------------------------------------------------------------------------------------------------------
        Security:  D36953103
    Meeting Type:  AGM
    Meeting Date:  21-May-2008
          Ticker:
            ISIN:  DE0006205701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and the Group annual report, and
       the report of the Board of Managing Directors
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 126,200,000 as follows: payment
       of a dividend of EUR 0.70 per no-par share
       EUR 45,000,000 shall be carried forward ex-dividend
       and payable date: 23 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors Dr. Wolfhard Leichnitz, Dr. Bernd
       Kottmann, Mr. Andreas Barth, Dr. Georg Reul

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board Mr. Detlef Bierbaum, Mr. Peter Rieck,
       Mr. Frank F. Beelitz, Dr. Hans Michael Gaul,
       Mr. David C. Guenther, Dr. Eckart John Von
       Freyend, Mr. Rudolf Lutz, Mr. Friedrich Merz,
       Mr. Claus Schaeffauer

5.     Resolution on the deletion of Section 44[4]1              Mgmt          Against                        Against
       of the Articles of Association

6.     Elections to the Supervisory Board: Mr. Frank             Mgmt          For                            For
       F. Beelitz

7.     Resolution on the revocation of the existing              Mgmt          For                            For
       authorized capital II, the creation of a new
       authorized capital II, and the corresponding
       amendment to the Articles of Association the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 10,000,0000 through the issue of
       new bearer no-par shares, on or before 20 MAY
       2013, shareholders shall be granted subscription
       rights except for a capital increase of up
       to 10% of the Company's share capital against
       payment in cash if the new shares are issued
       at a price not materially below their market
       price, for the granting of such rights to bondholders,
       and for residual amounts

8.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 5% from
       the market price of the shares if they are
       acquired through the Stock Exchange, nor more
       than 10% if they are acquired by way of a repurchase
       offer, on or before 20 NOV 2009, the Board
       of Managing Directors shall be authorized to
       dispose of the shares in a manner other than
       the Stock Exchange or an offer to all shareholders
       if the shares are sold at a price not materially
       below their market price, to use the shares
       in connection with mergers and acquisitions
       or for satisfying conversion or option rights,
       and to retire the shares

9.     Appointment of the Auditors: a) appointment               Mgmt          For                            For
       of Auditors for the 2008 fin: PricewaterhouseCoopers
       Ag, Duesseldorf, b) appointment of the Auditors
       for the interim report: PricewaterhouseCoopers
       AG, Duesseldorf entitled to vote are those
       shareholders of record on 30 APR 2008, who
       provide written evidence of such holding and
       who register with the Company on or before
       14 MAY 2008




--------------------------------------------------------------------------------------------------------------------------
 KLEPIERRE (EX-COMPAGNIE FONCIERE KLEPIERRE), PARIS                                          Agenda Number:  701472716
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5396X102
    Meeting Type:  AGM
    Meeting Date:  04-Apr-2008
          Ticker:
            ISIN:  FR0000121964
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       FRENCH RESIDENT SHAREOWNERS MUST COMPLETE, SIGN           Non-Voting    No vote
       AND FORWARD THE PROXY CARD DIRECTLY TO THE
       SUB CUSTODIAN. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN THE NECESSARY CARD,
       ACCOUNT DETAILS AND DIRECTIONS.   THE FOLLOWING
       APPLIES TO NON-RESIDENT SHAREOWNERS:   PROXY
       CARDS: VOTING INSTRUCTIONS WILL BE FORWARDED
       TO THE GLOBAL CUSTODIANS THAT HAVE BECOME REGISTERED
       INTERMEDIARIES, ON THE VOTE DEADLINE DATE.
       IN CAPACITY AS REGISTERED INTERMEDIARY, THE
       GLOBAL CUSTODIAN WILL SIGN THE PROXY CARD AND
       FORWARD TO THE LOCAL CUSTODIAN. IF YOU ARE
       UNSURE WHETHER YOUR GLOBAL CUSTODIAN ACTS AS
       REGISTERED INTERMEDIARY, PLEASE CONTACT YOUR
       REPRESENTATIVE

O.1    Receive the reports of the Executive Committee,           Mgmt          For                            For
       and the Auditors, approve the Company's financial
       statements for the YE in 2007, as presented,
       the annual accounts of this FYE in a profit
       of EUR 300,872,009.21

O.2    Receive the reports of the Executive Committee,           Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said financial
       year, in the form presented to the meeting,
       the accounts of this FYE in a profit of EUR
       230,952,000.00

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-86 of
       the French Commercial Code, and approve the
       agreements entered into or which remained in
       force during the FY

O.4    Approve the appropriation of the profits as               Mgmt          For                            For
       follows: profits for the FY: EUR 300,872,009.21;
       legal reserve: EUR 923,284.58; balance available
       for distribution of EUR 299,948,724.63; retained
       earnings of EUR 302,963,527.23, distributable
       incomes: EUR 602,912,251.86; dividends: EUR
       173,115,858.75; the retained earnings EUR 429,796,393.11
       in the event that the Company holds some of
       its own shares shall be allocated to the retained
       earnings account; as required By Law, it is
       reminded that, for the last 3 financial years,
       the dividends paid, were as specified; EUR
       0.77 for FY 2004, EUR 0.90 for FY 2005, EUR
       1.07 for FY 2006

O.5    Approve that the dividend payment will be carried         Mgmt          For                            For
       out in cash or in shares as per the following
       conditions: reinvestment period will be effective
       from 14 APR 2008 to 25 APR 2008; the new shares
       will be created with dividend rights as on
       01 JAN 2008; and at the close of the subscription
       period, the shareholders will receive the dividend
       payment in cash, on 07 MAY 2008; authorize
       the Executive Committee to take all necessary
       measures and accomplish all necessary formalities

O.6    Approve to renew the appointment of Mr. M. Alain          Mgmt          For                            For
       Papiasse as the Member of the Supervisory Board
       for a 3-year period

O.7    Approve to renew the appointment of Mr. M. Jerome         Mgmt          For                            For
       Bedier as the Member of the Supervisory Board
       for a 3-year period

O.8    Approve to renew the appointment of Mr. M. Francois       Mgmt          For                            For
       Demon as the Member of the Supervisory Board
       for a 3-year period

O.9    Approve to award the total annual fees of EUR             Mgmt          For                            For
       270,000.00 to the Supervisory Board

O.10   Authorize the Executive Committee to trade in             Mgmt          Against                        Against
       the Company's shares on the stock market, subject
       to the conditions: maximum purchase price:
       EUR 60.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buybacks: EUR 830,956,080.00;
       [Authority expires on 18-month period]; it
       supersedes, for the fraction unused, the authorization
       granted by the shareholders meeting of 05 APR
       2007 in its Resolution No. 9; the shareholders'
       meeting delegates all powers to the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities

E.11   Grants all powers to the Executive Committee              Mgmt          For                            For
       to reduce the share capital, on 1 or more occasions
       and at its sole discretion, by canceling all
       or part of the shares held by the Company in
       connection with Stock Repurchase Plans, up
       to a maximum of 10% of the share capital over
       a 24-month period; [Authority expires on 26-month
       period]; this delegation of powers supersedes,
       for the fraction unused, any and all earlier
       delegations to the same effect; the shareholders'
       meeting delegates all powers to the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities

E.12   Amend the Articles of Association of the Company          Mgmt          For                            For
       in accordance with the legislation and the
       regulations in force, in particular with the
       modifications introduced by the Decree N 2006-1566
       of 11 DEC 2006, modifying the Decree N 67-236
       of 23 MAR 1967 on trading Companies; to amend
       the Article26 of the Articles of Association
       of the Company

E.13   Grant full powers to the Bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by-Law




--------------------------------------------------------------------------------------------------------------------------
 KLOVERN AB                                                                                  Agenda Number:  701475003
--------------------------------------------------------------------------------------------------------------------------
        Security:  W2642U124
    Meeting Type:  OGM
    Meeting Date:  03-Apr-2008
          Ticker:
            ISIN:  SE0000331225
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE               Non-Voting    No vote
       'ABSTAIN' FOR THE RESOLUTIONS OF THIS MEETING.
       THANK YOU.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Appoint Mr. Stefan Dahlbo as the Chairman of              Mgmt          For                            For
       the meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Appoint one or two persons to check the minutes           Mgmt          For                            For

5.     Approve whether the meeting has been duly called          Mgmt          For                            For

6.     Approve the agenda                                        Mgmt          For                            For

7.     Speech by the President and the Chief Executive           Mgmt          For                            For
       Officer

8.     Receive the annual report and the Auditors'               Mgmt          For                            For
       report and the consolidated income statement
       and the Auditors' report for the Group

9.a    Adopt the income statement and the balance sheet          Mgmt          For                            For
       and the consolidated income statement and the
       consolidated balance sheet

9.b    Approve the appropriations concerning the Company's       Mgmt          For                            For
       profit in accordance with the adopted balance
       sheet [dividend of SEK 1.50 per share]

9.c    Grant discharge to the Board Members and the              Mgmt          For                            For
       Chief Executive Officer from the liability

9.d    Approve the record date as 08 APR 2008 in the             Mgmt          For                            For
       event of the AGM deciding on a dividend

10.    Approve to fix the number of Board Members at             Mgmt          For                            For
       7

11.    Approve to pay SEK 875,000 as fee to the Board,           Mgmt          For                            For
       of which SEK 250,000 to be paid to the Chairman
       of the Board and SEK 125,000 each to the other
       Members which is unchanged compared with the
       present fee; no fee is to be paid to the President
       and Chief Executive Officer of Klovern; payment
       be made to the Auditors in accordance with
       the account submitted

12.    Re-elect Messrs. Stefan Dahlbo, Gustaf Hermelin,          Mgmt          For                            For
       Lars Holmgren, Anna-Greta Lundh, Lars Rosvall
       and Fredrik Svensson as the Board Members and
       elect Mr. Helene Olausson to the Board and
       Mr. Stefan Dahlbo as a Chairman

13.    Adopt the specified principles for remuneration           Mgmt          For                            For
       and terms of employment of the Executive Management

14.    Adopt the specified principles for the composition        Mgmt          For                            For
       of the Nomination Committee

15.    Authorize the Board, at the longest until the             Mgmt          For                            For
       next AGM, to acquire and transfer Klovern's
       own shares as specified

16.    Approve to invite the shareholders to purchase            Mgmt          For                            For
       or sell the number of shares required to achieve
       a holding equivalent to whole trading lots
       [a trading lot=500 shares] and if the shareholder
       holds less than 500 shares, the whole holding
       can be sold free of brokerage; it is proposed
       that it be left to the Board to decide on the
       period of the offer and the detailed terms
       and conditions

17.    Other business                                            Non-Voting    No vote

18.    Closure of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LAND SECURITIES GROUP PLC  R.E.I.T                                                          Agenda Number:  701310877
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5375M118
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2007
          Ticker:
            ISIN:  GB0031809436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and financial statements               Mgmt          For                            For
       for the YE 31 MAR 2007, together with the report
       of the Auditors

2.     Approve the interim dividend paid in the year             Mgmt          For                            For
       and grant authority for the payment of a final
       dividend for the year of 34.0p per share

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2007

4.     Re-elect Mr. Paul Myners as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Bo Lerenius as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Francis Salway as a Director                 Mgmt          For                            For

7.     Re-elect Mr. Mike Hussey as a Director                    Mgmt          For                            For

8.     Re-elect Mr. Stuart Rose as a Director                    Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company for the ensuing year

10.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

       Transact any other business                               Non-Voting    No vote

11.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80(2) of the Act]
       up to an aggregate nominal amount of GBP 12,958,150.50;
       [Authority expires at the conclusion of the
       next AGM of the Company]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities [Section 94(2) of the Act] for cash
       pursuant to the authority conferred by Resolution
       11 and/or where such allotment constitutes
       an allotment of equity securities by virtue
       of Section 94(3A) of the said Act, disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: i) in connection
       with a right issue, open offer or other offer
       of securities in favour of the holders of the
       ordinary shares; ii) up to an aggregate nominal
       amount of GBP 2,352,092; [Authority expires
       at the conclusion of the next AGM of the Company];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.13   Authorize the Company to purchase its own ordinary        Mgmt          For                            For
       shares in accordance with Section 166 of the
       Companies Act 1985 by way of market purchase
       [Section 163(3) of the Companies Act 1985]
       of up 47,041,849 Ordinary Shares of 10p, at
       a minimum price of 10p and up to 105% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; [Authority expires at the conclusion
       of the AGM of the Company in 2008 ]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

14.    Authorize the Company to serve any notice or              Mgmt          For                            For
       send or supply any other document or information
       to a Member [or where applicable a Nominee]
       by making the notice or document or information
       available on the Company's website or by using
       electronic means

15.    Authorize the Company, in accordance with Section         Mgmt          For                            For
       347C of the Companies Act 1985 [the Act] [and,
       in accordance with Section 347D of the Act
       any other Company which is a subsidiary [wholly
       owned or otherwise] of the Company during the
       period to which this resolution relates], to
       make donations to EU political organizations
       and to incur EU political expenditure up to
       a maximum aggregate nominal amount of GBP 20,000
       per annum [Section 347A of the Act]; [Authority
       expires at the conclusion of the AGM of the
       Company in 2008]




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY INTERNATIONAL PLC R.E.I.T., LONDON                                                  Agenda Number:  701492162
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8995Y108
    Meeting Type:  AGM
    Meeting Date:  18-Apr-2008
          Ticker:
            ISIN:  GB0006834344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the YE 31 DEC
       2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For
       of 17.6 per share

3.     Re-elect Sir. Robert Finch as a Director [Chairman]       Mgmt          For                            For

4.     Re-elect Mrs. K. E. Chaldecott as a Director              Mgmt          For                            For
       [Executive]

5.     Re-elect Mr. I. J. Henderson as a Director [Non-Executive]Mgmt          For                            For

6.     Re-elect Mr. R. Rowley as a Director [Non-Executive]      Mgmt          For                            For

7.     Re-elect Mr. R.W. T. Buchanan as a Director               Mgmt          For                            For
       [Non-Executive, 9 years service]

8.     Re-elect Mr. G. J. Gordon as a Director [Non-Executive,   Mgmt          For                            For
       9 years service]

9.     Re-elect Mr. M. Rapp as a Director [Non-Executive,        Mgmt          For                            For
       9 years service]

10.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors and authorize the Audit Committee
       to determine their remuneration

11.    Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

12.    Authorize the Company to allot the unissued               Mgmt          For                            For
       share capital of the Company

S.13   Approve to disapply the pre-emption provision             Mgmt          For                            For
       of Section 89 of the Companies Act 1985 to
       the extent specified

S.14   Authorize the Company to purchase its own shares          Mgmt          For                            For

15.    Amend the Executive Share Option Scheme 1999              Mgmt          For                            For

16.    Amend the Incentive Share Option Scheme 1999              Mgmt          For                            For

S.17   Adopt the revised Articles of Association of              Mgmt          For                            For
       the Company with immediate effect

S.18   Adopt the revised Articles of Association with            Mgmt          For                            For
       effect from 01 OCT 2008




--------------------------------------------------------------------------------------------------------------------------
 MERCIALYS, PARIS                                                                            Agenda Number:  701413483
--------------------------------------------------------------------------------------------------------------------------
        Security:  F61573105
    Meeting Type:  EGM
    Meeting Date:  21-Dec-2007
          Ticker:
            ISIN:  FR0010241638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

1.     Approve, after having taken note of the Contribution      Mgmt          For                            For
       Agreement between Vindemia and Mercialys and
       approve all the terms of the Contribution Agreement,
       the valuation of the contribution and the consideration
       for it and the valuation of the contribution
       of EUR 6,995,000.00 and the consideration for
       it

2.     Approve, consequently of the approval of the              Mgmt          For                            For
       previous resolution, to increase the share
       capital by EUR 259,074.00, with an issuance
       premium of EUR 6,735,924.00, by issuance of
       259,074 new fully paid-up shares of a par value
       of EUR 1.00 each, to be allocated to Vindemia
       in remuneration of its contribution; these
       new shares will be assimilated in all respects
       to the existing shares, will be subject to
       the statutory provisions and will grant entitlement
       to any distribution of dividend; the difference
       between the asset value brought and the nominal
       value of the created shares in remuneration
       for the contribution of Vindemia, for a global
       amount of EUR 6,735,924.00, will be registered
       to a contribution premium account; authorize
       the Board of Directors to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one-tenth of
       the new capital after each increase

3.     Approve, following the approval of the Resolution         Mgmt          For                            For
       No.1 and 2, the record that the capital increase
       shall be definitively completed, and consequently,
       the contribution of Vindemia shall be final;
       and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

4.     Approve, after having taken note of the contribution      Mgmt          For                            For
       agreement between Fim Colimo and Mercialys,
       all the terms of the Contribution Agreement,
       the valuation of the contribution and the consideration
       for it and the valuation of the contribution
       of EUR 36,665,000.00 and the consideration
       for it

5.     Approve, consequently of the approval of the              Mgmt          For                            For
       previous resolution, to increase the share
       capital by EUR 1,357,962.00, with an issuance
       premium of EUR 35,307,012.00, by issuance of
       1,357,962 new fully paid-up shares of a par
       value of EUR 1.00 each, to be allocated to
       Fim Colimo in remuneration of its contribution;
       these new shares will be assimilated in all
       respects to the existing shares, will be subject
       to the statutory provisions and will grant
       entitlement to any distribution of dividend;
       the difference between the asset value brought
       and the nominal value of the created shares
       in remuneration for the contribution of Fim
       Colimo, for a global amount of EUR 35,307,012.00,
       will be registered to a contribution premium
       account; and authorize the Board of Directors
       to charge the share issuance costs against
       the related premiums and deduct from the premiums
       the amounts necessary to raise the legal reserve
       to one-tenth of the new capital after each
       increase

6.     Approve, following the approval of the Resolution         Mgmt          For                            For
       No.4 and 5, that the capital increase shall
       be definitively completed, and that consequently,
       the contribution of Fim Colimo shall be final;
       and authorize the Board of Directors to take
       all necessary measures and accomplish all necessary
       formalities

7.     Approve, after having taken note of the Contribution      Mgmt          For                            For
       Agreement between Sci Omega and Mercialys,
       all the terms of the Contribution Agreement,
       the valuation of the contribution and the consideration
       for it and the valuation of the contribution
       of EUR 3,529,980.00 and the consideration for
       it

8.     Approve, consequently of the approval of the              Mgmt          For                            For
       previous resolution, to increase the share
       capital by EUR 130,740.00, with an issuance
       premium of EUR 3,399,240.00, by issuance of
       130,740 new fully paid-up shares of a par value
       of EUR 1.00 each, to be allocated to Sci Omega
       in remuneration of its contribution; these
       new shares will be assimilated in all respects
       to the existing shares, will be subject to
       the statutory provisions and will grant entitlement
       to any distribution of dividend; the difference
       between the asset value brought and the nominal
       value of the created shares in remuneration
       for the contribution of Sci Omega, for a global
       amount of EUR 3,399,240.00, will be registered
       to a contribution premium account; and authorize
       the Board of Directors to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one-tenth of
       the new capital after each increase

9.     Approve, following the approval of the Resolution         Mgmt          For                            For
       No.7 and 8, that the capital increase shall
       be definitively completed, and that consequently,
       the contribution of omega shall be final; and
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities

10.    Approve, after having taken note of the Contribution      Mgmt          For                            For
       Agreement between Sci Timur and Mercialys,
       the terms of the Contribution Agreement, the
       valuation of the contribution and the consideration
       for it and the valuation of the contribution
       of EUR 13,048,155.00 and the consideration
       for it

11.    Approve, consequently of the approval of the              Mgmt          For                            For
       previous resolution, to increase the share
       capital by EUR 483,265.00, with an issuance
       premium of EUR 12,564,890.00, by issuance of
       483,265 new fully paid-up shares of a par value
       of EUR 1.00 each, to be allocated to Timur
       in remuneration of its contribution; these
       new shares will be assimilated in all respects
       to the existing shares, will be subject to
       the statutory provisions and will grant entitlement
       to any distribution of dividend; the difference
       between the asset value brought and the nominal
       value of the created shares in remuneration
       for the contribution of Timur, for a global
       amount of EUR 12,564,890.00, will be registered
       to a contribution premium account; and authorize
       the Board of Directors to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to one-tenth of
       the new capital after each increase

12.    Approve, following the approval of the Resolution         Mgmt          For                            For
       No.10 and 11, that the capital increase shall
       be definitively completed, and that consequently,
       the contribution of Timur shall be final; and
       authorize the Board of Directors to take all
       necessary measures and accomplish all necessary
       formalities

13.    Amend Article Number 6 of the By-Laws                     Mgmt          For                            For

14.    Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 MERCIALYS, PARIS                                                                            Agenda Number:  701515059
--------------------------------------------------------------------------------------------------------------------------
        Security:  F61573105
    Meeting Type:  MIX
    Meeting Date:  06-May-2008
          Ticker:
            ISIN:  FR0010241638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, and approve the Company's
       financial statements for the YE on 31 DEC 2007
       as presented; earnings for the FY: EUR 68,407,165.68
       appropriation of the dividends and deposits
       to retained earnings: EUR 48,723.03 withdrawn
       from contribution premium account: EUR 517,157.34

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting; net income of
       the Group: EUR 71,549,000.00

O.3    Approve, the recommendations of the Board of              Mgmt          For                            For
       Directors and to appropriate the income for
       the FY as follows: earnings for the FY: EUR
       68,407,165.68 granted from legal reserve: EUR
       3,420,358.28 [debit] retained earnings: EUR
       4,532,583.89 distributable income: EUR 69,519,391.29
       dividends: EUR 60,871,466.79 appropriation
       to retained earnings: EUR 8,647,924.50; to
       remind that an interim dividend of EUR 0.36was
       already paid on 04 OCT 2007; the remaining
       dividend of EUR 0.45 will be paid on 13 MAY
       2008, and will entitle natural persons to the
       50% allowance; the shareholders will receive
       a net dividend of EUR 0.81 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code; this dividend will be paid
       on 18 MAY 2008; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by Law, it is reminded
       that, for the last three financial years, the
       dividends paid, were as follows: EUR 0.71 for
       FYE 31 DEC 2006 EUR 0.59 for FYE 31 DEC 2005
       EUR 0.00 on 31 OCT 2005Approve, the recommendations
       of the Board of Directors and to appropriate
       the income for the FY as follows: earnings
       for the FY: EUR 68,407,165.68 granted from
       legal reserve: EUR 3,420,358.28 [debit] retained
       earnings: EUR 4,532,583.89 distributable income:
       EUR 69,519,391.29 dividends: EUR 60,871,466.79
       appropriation to retained earnings: EUR 8,647,924.50;
       to remind that an interim dividend of EUR 0.36was
       already paid on 04 OCT 2007; the remaining
       dividend of EUR 0.45 will be paid on 13 MAY
       2008, and will entitle natural persons to the
       50% allowance; the shareholders will receive
       a net dividend of EUR 0.81 per share, and will
       entitle to the 40% deduction provided by the
       French Tax Code; this dividend will be paid
       on 18 MAY 2008; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account, as required by Law, it is reminded
       that, for the last three financial years, the
       dividends paid, were as follows: EUR 0.71 for
       FYE 31 DEC 2006 EUR 0.59 for FYE 31 DEC 2005
       EUR 0.00 on 31 OCT 2005

O.4    Approve, the special report of the Auditors               Mgmt          For                            For
       on agreements governed by Article L.225.38
       of the French Commercial Code, the said report
       and the agreements referred to therein

O.5    Approve to renew the appointment of Mr. Bernard           Mgmt          For                            For
       Bouloc as a Member of the Board of Directors
       for a 3 year period

O.6    Approve to renew the appointment of Mr. Jacques           Mgmt          For                            For
       Dumas as a Member of the Board of Directors
       for a 3 year period

O.7    Approve to renew the appointment of Mr. Jacques           Mgmt          For                            For
       Erhmann as a Member of the Board of Directors
       for a 3 year period

O.8    Approve to renew the appointment of Mr. Pierre            Mgmt          For                            For
       Feraud as a Member of the Board of Directors
       for a 3 year period

O.9    Approve to renew the appointment of Mr. Gerard            Mgmt          For                            For
       Koenigkheit as a Member of the Board of Directors
       for a 3 year period

O.10   Approve to renew the appointment of Mr. Philippe          Mgmt          For                            For
       Moati as a Member of the Board of Directors
       for a 3 year period

O.11   Approve to renew appointment of Mr. Eric Sasson           Mgmt          For                            For
       as a Member of the Board of Directors for a
       3 year period

O.12   Approve to renew the appointment of Mr. Catherine         Mgmt          For                            For
       Soubie as a Member of the Board of Directors
       for a 3 year period

O.13   Approve to renew appointment of Mr. Pierre Vaquier        Mgmt          For                            For
       as a Member of the Board of Directors for a
       3 year period

O.14   Approve to renew the appointment of Mr. Casino,           Mgmt          For                            For
       Guichard Perrachon as a Member of the Board
       of Directors for a 3 year period

O.15   Approve to renew the appointment of Mr. L. Immobiliere    Mgmt          For                            For
       Groupe Casino as a Member of the Board of Directors
       for a 3 year period

O.16   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 42.00, maximum number of
       shares to be acquired: 10% of the share capital,
       maximum funds invested in the share buybacks:
       EUR 315,369,516.00; [Authority is given for
       a 18 month period]; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 26 APR 2007
       in its Resolution 8; the number of shares acquired
       by the Company with a view to their retention
       or their subsequent delivery in payment or
       exchange as part of a merger, divestment or
       capital contribution cannot exceed 5% of its
       capital; following the reading report of the
       Board of Directors, the shareholders' meeting
       decides that the various delegations given
       to it at the present meeting shall be used
       in whole or in part in accordance with the
       legal provisions in force, during periods when
       cash or stock tender offers are in effect for
       the Company's shares, starting from the date
       of the present meeting; and to take all necessary
       measures and accomplish all necessary formalities

E.17   Authorize the Board of Directors all powers               Mgmt          Against                        Against
       to grant, in 1 or more transactions, in favour
       of the employees or the Corporate Officers
       of the Company, options giving the right to
       purchase existing shares purchased by the Company,
       it being provided the at the options shall
       not give rights to a total number of shares,
       which shall exceed 10% of the global amount
       of shares of the Company; [Authority is granted
       for a 38 month period]; and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 26 SEP 2005 in its
       Resolution 29

E.18   Authorize the Board of Directors to grant, in             Mgmt          For                            For
       1 or more transactions, in favour of the employees
       or the Corporate Officers of the Company, options
       giving the right either to subscribe for new
       shares in the Company to be issued through
       a share capital increase, it being provided
       that the options shall not give rights to a
       total number of shares, which shall exceed
       3% of the share capital; [Authority is granted
       for a 38 month period]; and to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 26 SEP 2005 in its
       Resolution 30

E.19   Authorize the Board of Directors to grant, for            Mgmt          Against                        Against
       free, on one or more occasions, existing or
       future shares, in favour of the employees or
       the Corporate Officers of the Company and the
       related Companies; they may not represent more
       than 1% of the share capital; [Authority is
       given for a 38 month period]; and to take all
       necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 26 SEP 2005
       in its Resolution 31

E.20   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on one or more occasions and
       at its sole discretion, by cancelling all or
       part of the shares held by the Company in connection
       with a Stock Repurchase Plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority is given for a 36 month
       period]; and to take all necessary measures
       and accomplish all necessary formalities and
       amend the corresponding Articles of the Bylaws;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 26 SEP 2005 in its
       Resolution 28




--------------------------------------------------------------------------------------------------------------------------
 NORWEGIAN PROPERTY AS, STAVANGER                                                            Agenda Number:  701344777
--------------------------------------------------------------------------------------------------------------------------
        Security:  R6370J108
    Meeting Type:  EGM
    Meeting Date:  28-Aug-2007
          Ticker:
            ISIN:  NO0010317811
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect a person to chair the meeting                       Mgmt          Against                        Against

2.     Approve the notice and the agenda                         Mgmt          Against                        Against

3.     Elect 1 person to co-sign the minutes of the              Mgmt          Against                        Against
       EGM

4.     Approve to increase the share capital up to               Mgmt          Against                        Against
       405,000,000 with preference for existing shareholders

5.     Authorize the Board to increase the share capital,        Mgmt          Against                        Against
       valid to 30 JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 NORWEGIAN PROPERTY AS, STAVANGER                                                            Agenda Number:  701567488
--------------------------------------------------------------------------------------------------------------------------
        Security:  R6370J108
    Meeting Type:  OGM
    Meeting Date:  20-May-2008
          Ticker:
            ISIN:  NO0010317811
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.     Elect a person to Chair the meeting                       Mgmt          For                            For

2.     Approve the notice and agenda of the general              Mgmt          For                            For
       meeting

3.     Elect the person to co-sign the minutes                   Mgmt          For                            For

4.     Approve the annual accounts and the annual report         Mgmt          For                            For
       for the FY 2007

5.     Approve to determine the remuneration to the              Mgmt          For                            For
       Board of Directors

6.     Approve the Auditors fee                                  Mgmt          For                            For

7.     Elect the Board of Directors/Board Members                Mgmt          Against                        Against

8.     Approve the Board statement regarding the specification   Mgmt          For                            For
       of salaries and other remuneration to the Management
       pursuant to the Section 6-16A of the Public
       Limited Liability Companies Act

9.     Elect the Members of the Nomination Committee             Mgmt          For                            For

10.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital-cash

11.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital-contribution in




--------------------------------------------------------------------------------------------------------------------------
 NORWEGIAN PROPERTY AS, STAVANGER                                                            Agenda Number:  701614085
--------------------------------------------------------------------------------------------------------------------------
        Security:  R6370J108
    Meeting Type:  EGM
    Meeting Date:  17-Jun-2008
          Ticker:
            ISIN:  NO0010317811
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Elect a person to chair the meeting                       Mgmt          For                            For

2.     Approve the notice and the agenda                         Mgmt          For                            For

3.     Elect 1 person to co-sign the minutes together            Mgmt          For                            For
       with the Chairman

4.     Approve to increase share capital                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PROLOGIS EUROPEAN PROPERTIES FUND FCP, LUXEMBOURG                                           Agenda Number:  701571780
--------------------------------------------------------------------------------------------------------------------------
        Security:  L7762X107
    Meeting Type:  AGM
    Meeting Date:  22-May-2008
          Ticker:
            ISIN:  LU0100194785
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial accounts for the YE 31              Mgmt          For                            For
       DEC 2007

2.     Appoint Ernst and Young S.A. as an Independent            Mgmt          For                            For
       Auditor, for a term of 1 year until the AGM
       to be held in 2009

3.     Re-elect Mr. Sylvia Toth as an Independent Board          Mgmt          For                            For
       Member

4.     Re-elect Mr. Geoffrey Bell as an Independent              Mgmt          For                            For
       Board Member




--------------------------------------------------------------------------------------------------------------------------
 QUINTAIN ESTATES AND DEVELOPMENT PLC                                                        Agenda Number:  701338813
--------------------------------------------------------------------------------------------------------------------------
        Security:  G73282108
    Meeting Type:  AGM
    Meeting Date:  04-Sep-2007
          Ticker:
            ISIN:  GB0007184442
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts of the Group for the YE
       31 MAR 2007

2.     Declare a final dividend of 8.25 pence per share          Mgmt          For                            For
       for the YE 31 MAR 2007

3.     Receive and adopt the remuneration report for             Mgmt          For                            For
       the YE 31 MAR 2007

4.     Receive and adopt the Audit Committee report              Mgmt          For                            For
       for the YE 31 MAR 2007

5.     Re-elect Ms. Joan MacNaughton as a Director               Mgmt          For                            For

6.     Re-elect Ms. Rebecca Worthington as a Director            Mgmt          For                            For

7.     Elect Ms. Tonianne Dwyer as a Director                    Mgmt          For                            For

8.     Re-elect Mr. David Pangbourne as the Chairman             Mgmt          For                            For
       of the Audit Committee

9.     Re-elect Mr. Martin Meech as the Chairman of              Mgmt          For                            For
       the Remuneration Committee

10.    Re-appoint KMPG Audit PLC as the Auditors of              Mgmt          For                            For
       the Company

11.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

12.    Approve that the Section 80 period as defined             Mgmt          For                            For
       in Article 11[d][ii] of the Articles of Association
       of the Company shall be the period expiring
       after the date of the passing of this resolution
       and that for such period the Section 80 amount
       shall be GBP 10,796,526 [being one third of
       the nominal value of the issued share capital
       as at 31 MAR 2007]

S.13   Approve that Section 89 period defined in Article         Mgmt          For                            For
       11[d][iii] of the Articles of Association of
       the Company shall be the period expiring 15
       months after the passing of this resolution
       and that for such period the Section 89 amount
       as defined in Article 11[d][v] shall be GBP
       1,619,478 being 5% of the issued share capital
       as at 31 MAR 2007

S.14   Authorize the Company to make market purchases            Mgmt          For                            For
       [Section 163 of the Act] of its own shares
       [herein referred to as ordinary shares] on
       such terms and in such manner as the Directors
       may form time to time determine provided that:
       the maximum number of ordinary shares authorized
       to be purchased is 12,955,831 [being 10% of
       the shares in issue as at 31 MAR 2007], at
       a minimum price of 25p [exclusive of expenses
       payable by the Company] and equal to 105% above
       the average middle market quotations for an
       ordinary shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days immediately preceding the day
       on which the ordinary shares are purchased
       [exclusive of expenses payable by the Company];
       [Authority expires the earlier of the conclusion
       of the AGM of the Company in 2008 or 15 months];
       the Company before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 SAFESTORE HOLDINGS PLC, HERTFORDSHIRE                                                       Agenda Number:  701468844
--------------------------------------------------------------------------------------------------------------------------
        Security:  G77733106
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2008
          Ticker:
            ISIN:  GB00B1N7Z094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company's annual accounts and reports         Mgmt          For                            For
       for the YE 31 OCT 2007

2.     Re-appoint the Company's Auditors                         Mgmt          For                            For

3.     Authorize the Directors to determine the Auditors'        Mgmt          For                            For
       remuneration

4.     Declare a final dividend for the YE 31 OCT 2007           Mgmt          For                            For

5.     Re-appoint Mr. Stephen Williams as a Director             Mgmt          For                            For
       of the Company

6.     Re-appoint Mr. John Von Spreckelsen as a Director         Mgmt          Abstain                        Against
       of the Company

7.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 OCT 2007

8.     Authorize the Company to make political donations         Mgmt          For                            For
       and incur political expenditure

9.     Authorize the Directors to allot revenant securities      Mgmt          For                            For

S.10   Authorize the disapplication of pre-emption               Mgmt          For                            For
       rights

S.11   Authorize the Company to make market purchases            Mgmt          For                            For
       of its ordinary shares

S.12   Adopt the new Articles of Association of the              Mgmt          For                            For
       Company




--------------------------------------------------------------------------------------------------------------------------
 SEGRO PLC (REIT), SLOUGH                                                                    Agenda Number:  701323999
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80277109
    Meeting Type:  EGM
    Meeting Date:  26-Jul-2007
          Ticker:
            ISIN:  GB0008141045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, to dispose Slough Estates USA, Inc.              Mgmt          For                            For
       [SEUSA] and its subsidiaries as specified and
       subject to the conditions contained in the
       share purchase agreement dated 3 JUN 2007 entered
       into between the Company and Health Care Property
       Investors, Inc [the SPA]; and authorize the
       Directors of the Company [or a duly authorized
       Committee of the Directors] to conclude and
       implement the same in accordance with such
       terms and conditions and to agree such amendments
       and variations to, and waivers of, such terms
       and conditions [provided such amendments, variations
       or waivers are not of a material nature] and
       to any documents relating thereto as they may,
       in their absolute discretion, think fit

2.     Approve, subject to and conditional upon the              Mgmt          For                            For
       passing of Resolution 1 as specified, in accordance
       with the terms and subject to the conditions
       as specified, and subject to and conditional
       upon the admission of the New Ordinary Shares
       and any Fractional Entitlement Shares [as specified]
       to the Official List of United Kingdom Listing
       Authority and to trading on the London Stock
       Exchange's market for and date as the Directors
       of the Company [or a duly authorized Committee
       of the Directors] may decide; a) to sub-divided
       all ordinary shares of 25 pence each in the
       capital of the Company which, at 06:00 PM on
       Friday, 17 AUG 2007 [or such other time and
       date as the Directors of the Company (or a
       duly authorized Committee of the Directors)
       may determine] shown in the books of the Company
       as authorized, whether issued or unissued,
       into new ordinary shares of 1/12 pence each
       in capital of the Company [the Intermediate
       Shares]; and b); i) to consolidated all Intermediate
       Shares that are unissued into new ordinary
       shares of 27 1/12 pence each in the capital
       of the Company [the Unissued New Ordinary Shares],
       provided that, where such consolidated would
       otherwise result in fraction of an unissued
       New Ordinary share, that number of Intermediate
       Shares which would otherwise constitute such
       fraction shall be cancelled pursuant to Section
       121(2)(e) of the Companies Act 1985; and ii)
       all Intermediate shares that are in issue shall
       be consolidated into new ordinary shares of
       27 1/12 pence each in the capital of the Company
       [the New Ordinary Shares], provided that, where
       such consolidation results in any member being
       entitled to a fraction of a New Ordinary Share,
       such fraction shall, so far as possible, be
       aggregated with the fractions of a New Ordinary
       Share to which other members of the Company
       may be entitled and authorize the Directors
       of the Company to sell [or appoint any other
       person to sell] to any person, on behalf of
       the relevant members, all the New Ordinary
       Shares representing such fractions [the Fractional
       Entitlement Shares], at the best price reasonably
       obtainable and to distribute the proceeds of
       sale [net of expenses] in due proportion among
       the relevant members entitled thereto [save
       that any fraction of a penny which would otherwise
       be payable shall be rounded up or down in accordance
       with the usual practice of the registrar of
       the Company and save that, pursuant to the
       Article 61 of the Company's Articles of Association,
       the Company may retain the net proceeds of
       sale of such Fractional Entitlement Shares
       where the individual amount of new proceeds
       to which any member is entitled is less then
       GBP 3.00] and authorize any Director of the
       Company [or any person appointed by the Directors
       of the Company] to execute an instrument of
       transfer in respect of such Fractional Entitlement
       Shares on behalf of the relevant members and
       to do all acts and things the Directors consider
       necessary or expedient to effect the transfer
       of such shares to, or in accordance with, the
       discretion of any Buyer of any such Fractional
       Entitlement Share




--------------------------------------------------------------------------------------------------------------------------
 SEGRO PLC (REIT), SLOUGH                                                                    Agenda Number:  701528626
--------------------------------------------------------------------------------------------------------------------------
        Security:  G80277117
    Meeting Type:  AGM
    Meeting Date:  20-May-2008
          Ticker:
            ISIN:  GB00B1YFN979
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the statement of the accounts for the             Mgmt          For                            For
       YE 31 DEC 2007 and the reports of the Directors
       and the Auditors thereon

2.     Declare the final dividend of the 14.7 pence              Mgmt          For                            For
       [comprising a dividend of 9.0 pence and a property
       income distribution of 5.7 pence] per shares
       recommended by the Directors in respect of
       the YE 31 DEC 2007 payable on 23 MAY 2008 to
       holders of ordinary shares registered at the
       close of business on 18 APR 2008

3.     Approve the remuneration report of the Remuneration       Mgmt          For                            For
       Committee for the YE 31 DEC 2007

4.     Re-elect Lord Blackwell who retires from the              Mgmt          For                            For
       Board by rotation

5.     Re-elect Mr. Ian Coull who retires from the               Mgmt          For                            For
       Board by rotation

6.     Re-elect Mr. David Sleath who retires from the            Mgmt          For                            For
       Board by rotation

7.     Re-elect Mr. Thom Wernink who retires from the            Mgmt          For                            For
       Board by rotation

8.     Re-appoint Deloitte & Young LLP as the Auditor            Mgmt          For                            For
       to hold office until the conclusion of the
       next general meeting at which accounts are
       laid before the Company

9.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

10.    Authorize the Company and all the Companies               Mgmt          For                            For
       that are subsidiaries of the Company, in accordance
       with Section 366 and 367 of the Companies Act
       2006 [the 2006 Act], at the time at which this
       resolution is passed or at any time during
       the period for which this resolution has effect
       are authorized to: i) make political donations
       to political parties or independent election
       candidates, as defined in Section 363 and 364
       of the 2006 Act, not exceeding GBP 20,000 in
       total; ii) make political donations to political
       organizations other than political parties,
       as defined Section 363 and 364 of the 2006
       Act, not exceeding GBP 20,000 in total; and
       iii) incur political expenditure as defined
       in Section 365 of the 2006 Act, not exceeding
       GBP 20,000 in total, in any event, the aggregate
       amount of political donations and political
       expenditure made or incurred by the Company
       and its subsidiaries pursuant to this resolution
       shall not exceed GBP 40,000; [Authority expires
       earlier the conclusion of the next AGM or 30
       JUN 2009]

S.11   Approve to renew, in substitution for all existing        Mgmt          For                            For
       unexercised authorities, the authority conferred
       on the Directors by Article 10[a] of the Company's
       Articles of Association [Authority expires
       earlier the conclusion of the next AGM or,
       if earlier, on 19 AUG 2009] [unless previously
       renewed, varied or revoked] and for that period,
       the Section 80 amount is GBP 28,444,573.35

S.12   Approve to renew, subject to the passing of               Mgmt          For                            For
       resolution 11, and in substitution of all existing
       unexercised authorities, the authority conferred
       on the Directors by Articles 10[b] of the Articles
       of Association of the Company [Authority expires
       earlier the conclusion the next AGM of the
       Company or, if earlier, on 19 AUG 2009], [unless
       previously renewed, varied or revoked], and
       for the purposes of Article 10[b] of the Articles
       of Association of the Company, the Section
       89 amount shall be GBP5, 907,771.32

S.13   Authorize the Company for the purpose of Section          Mgmt          For                            For
       166 of the 1985 Act to make market purchases
       [within the meaning of section 163 of that
       Act] of ordinary shares of 27 1/12 p each in
       the Capital of the Company provided that; (a)
       the maximum aggregate number of ordinary shares
       which may be purchased pursuant to this authority
       is GBP 11,815,542.64 [representing 10% of the
       issued ordinary shares of 27 1/12 p; (c) the
       maximum price which may be paid for each ordinary
       share [exclusive of expenses] must not be more
       than the higher of 105% of the average of the
       middle market quotation for an ordinary share
       as derived from the London Stock Exchange Daily
       Official List for the 5 business days immediately
       preceding the day on which such ordinary share
       is contracted to be purchased; and [ii] that
       stipulated by Article 5[1] of the Buy-back
       and Stabilization Regulations 2003; (d); [Authority
       expire at the conclusion of the next AGM of
       the Company or on 19 AUG 2009]; and the Company
       may make a contract to purchase its ordinary
       shares under this authority which would or
       might involve the Company purchasing its own
       shares after this authority expires

S.14   Approve the amendments to the Articles of Association     Mgmt          For                            For
       of the Company as specified, with effect from
       the conclusion of the meeting

15.    Adopt the SEGRO Plc 2008 Long Term Incentive              Mgmt          For                            For
       Plan [the Plan], the principal terms as specified;
       and authorize the Directors to do all acts
       and things necessary or expedient to implement
       the Plan including making any changes to the
       draft rules of the Plan as the Directors consider
       necessary or desirable to obtain any approvals
       or to take account of any statutory, fiscal,
       exchange control or securities regulations
       either generally or in relation to any potential
       participants as long as the overall limits
       contained in the Plan continue to apply




--------------------------------------------------------------------------------------------------------------------------
 SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE, PARIS                    Agenda Number:  701512433
--------------------------------------------------------------------------------------------------------------------------
        Security:  F88835115
    Meeting Type:  MIX
    Meeting Date:  07-May-2008
          Ticker:
            ISIN:  FR0000050916
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

O.1    Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors, approves the Company's financial
       statements for the YE in 31 DEC 2007, as presented;
       approve the report s of the Chairman of the
       Board of Directors on the conditions for the
       preparation and the organization of the work
       of the Board, and the Auditors on the internal
       Audit procedures in accounting and financial
       matters; Earnings for the FY: EUR 51,404,622.91
       the shareholders' meeting approve the expenses
       and charges that were not tax deductible of
       EUR 15,622.00 grant permanent discharge to
       the Board of Directors for the performance
       of their duties during the said FY

O.2    Receive the report of the Board of Directors              Mgmt          For                            For
       and the Auditors, approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting; earnings for
       the FY: EUR 37,556,238.65

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: distributable
       income: EUR 51,695,898.61 earnings for the
       FY: EUR 51,404,622.91 prior retained earnings:
       EUR 291,275.70 the shareholders will receive
       a net dividend of EUR 4.00 per share, and will
       entitle to the 40 % deduction provided by the
       French Tax Code; this dividend will be paid
       on 28 MAY 2008; in the event that the Company
       holds some of its own shares on such date,
       the amount of the unpaid dividend on such shares
       shall be allocated to the retained earnings
       account ;as required by law, it is reminded
       that, for the last 3 FYs, the dividends paid,
       were as follows: EUR 54,737,921.11 for FY 2004
       EUR 60,801,226.50 for FY 2005 EUR 65,152,062.93
       for FY 2006

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 and
       following of the French Commercial Code, notices
       that there are no new agreements

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L225.38 of the
       French Commercial Code; approve the granting
       of an indemnity to Mr. Dominique Schlissinger
       in the event of his removal

O.6    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L 225.38 of
       the French Commercial Code, approve the granting
       of an indemnity to Mr. Philippe Lemoine in
       the event of his removal

O.7    Approve to renew the appointment of Mr. Caisse            Mgmt          Against                        Against
       Centrale De Prevoyance Mutuelle Agricole Retraite
       as a Director for a 6 year period

O.8    Approve to renew the appointment of Mr. Philippe          Mgmt          Against                        Against
       Carraud as a Director for a 6 year period

O.9    Approve to renew the appointment of Societe               Mgmt          Against                        Against
       Mutuelled Assurance Surlavie Du Batiment Et
       Des Travaux publics as a Director for a 6 year
       period

O.10   Approve to renew the appointment of Mr. Groupama          Mgmt          Against                        Against
       as a Director, for a 6 year period

O.11   Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 200.00, maximum number
       of shares to be acquired: 10% of the share
       capital, maximum funds invested in the share
       buybacks: EUR 348,240,600.00; [Authority expires
       at 18 month period]; this supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 10 MAY 2007 in its
       6; to take all necessary measures and accomplish
       all necessary formalities

E.12   Authorize the Board of Directors to increase              Mgmt          For                            For
       the capital, on 1 or more occasions, in France
       or abroad, by issuance, with preferred subscription
       rights maintain ed, of shares and debt security
       and or by way of capitalizing; the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 500,000,000.00
       and the amount of the shares: EUR 25,000,000.00;[Authority expires at 26 month period]; this supersedes
       any and all earlier delegations to the same
       effect; to take all necessary measures and
       accomplish all necessary formalities

E.13   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the capita l, on 1 or more occasions, in France
       or abroad, by issuance, with preferred subscription
       rights maintained, of share and debt security
       and or by way of capitalizing; the maximum
       nominal amount of debt securities which may
       be issued shall not exceed EUR 500,000,000.00;
       and the amount of the share: EUR 25,000,000.00;
       [Authority expires at 26 month period]; this
       supersedes any and all earlier delegations
       to the same effect, to take all necessary measure
       s and accomplish all necessary formalities

E.14   Approve the Board of Directors to increase the            Mgmt          Against                        Against
       number of securities to be issued in the event
       of a capital increase with or without preferential
       subscription right of shareholders, at the
       same price as the initial issue, within 30
       days of the closing of the subscription

E.15   Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing shares or securities giving
       access to the capital, in consideration for
       the contributions in kind granted to the company
       and comprised of capital securities or securities
       giving access to share capital;[Authority expires
       at 26 month period]; to charge the share issuance
       costs against the related premiums and deduct
       from the premiums the amounts necessary to
       raise the legal reserve to 1/10 of the new
       capital after each increase; the shareholders'
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish

E.16   Authorize the Board of Directors to increase              Mgmt          Against                        Against
       the share capital, on 1 or more occasions,
       at its sole discretion, in favor of employees
       and Corporate officers of the Company who are
       members of a Company savings plan;[Authority
       expires at 26 month period], and for a nominal
       amount that shall not exceed EUR 320,000 00,
       to take all necessary measures and accomplish
       all necessary formalities

E.17   Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions and at
       its sole discretion, by canceling all or part
       of the shares held by the Company in connection
       with a stock repurchase plan, up to a maximum
       of 10% of the share capital over a 24 month
       period; [Authority expires at 24 month period],
       to take all necessary measures and accomplish
       all necessary formalities

E.18   Authorize the Board of Directors to grant, for            Mgmt          Against                        Against
       free, on 1 or more occasions, existing or future
       shares, in favor of the employees or the Corporate
       officers of the Company and related Companies;
       they may not represent more than 0.25 % of
       the share capital;[Authority expires at 38
       month period]; to cancel the shareholders'
       preferential subscription rights; to take all
       necessary measures and accomplish all necessary
       formalities

E.19   Amend Article Number 1, 22, 24, 2 6, 27 and               Mgmt          For                            For
       31 of the ByLaws

E.20   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 SPONDA OYJ, HELSINKI                                                                        Agenda Number:  701473592
--------------------------------------------------------------------------------------------------------------------------
        Security:  X84465107
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2008
          Ticker:
            ISIN:  FI0009006829
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Presenting the financial statements and the               Non-Voting    No vote
       Auditor[s] report

2.     Adopt the accounts                                        Mgmt          For                            For

3.     Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 0.50 per share

4.     Grant discharge from liability                            Mgmt          For                            For

5.     Approve the remuneration of Board Members                 Mgmt          For                            For

6.     Approve the number of Board Members                       Mgmt          For                            For

7.     Elect the Board                                           Mgmt          For                            For

8.     Approve the remuneration of Auditor[s]                    Mgmt          For                            For

9.     Elect the Auditor[s]                                      Mgmt          For                            For

10.    Amend the Articles of Association                         Mgmt          For                            For

11.    Authorize the Board to decide on acquiring the            Mgmt          For                            For
       Company's own shares

12.    Authorize the Board to decide on share issue              Mgmt          For                            For
       and special rights entitling to shares

13.    Approve the proposal by the state of Finland              Mgmt          Against                        Against
       concerning the appointment of Nomination Committee




--------------------------------------------------------------------------------------------------------------------------
 ST.MODWEN PROPERTIES PLC                                                                    Agenda Number:  701468680
--------------------------------------------------------------------------------------------------------------------------
        Security:  G61824101
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2008
          Ticker:
            ISIN:  GB0007291015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Directors             Mgmt          For                            For
       and the accounts for the YE 30 NOV 2007

2.     Declare a final ordinary dividend of 7.8 pence            Mgmt          For                            For
       per ordinary share

3.I    Re-elect Mr. William Oliver as a Director                 Mgmt          For                            For

3.II   Re-elect Mr. John Salmon as a Director                    Mgmt          For                            For

3.III  Re-elect Ms. Mary Francis as a Director                   Mgmt          For                            For

3.IV   Re-elect Mr. Christopher Roshier as a Director            Mgmt          For                            For

4.     Re-appoint Deloitte and Touche LLP as the Auditors        Mgmt          For                            For
       and authorize the Directors to determine their
       remuneration

5.     Approve the Directors' remuneration report,               Mgmt          For                            For
       as specified

6.     Approve to increase, the authority to pay Non-Executive   Mgmt          For                            For
       Directors' fees in accordance with Article
       112.1 of the Company's Articles of Association,
       so that such fees paid in the aggregate to
       all Non-Executive Directors shall not in any
       year exceed the sum of GBP 600,000, and such
       maximum shall be increased on each anniversary
       of the date of adoption of this resolution
       by the movement in the retail prices index

7.     Authorize the Directors to allot relevant securities      Mgmt          For                            For
       and equity securities by Article 8.2 of the
       Company's Articles of Association for such
       period of Section 80, amount shall be GBP 2,922,605;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or 26 JUN 2009]

S.8    Authorize the Directors to allot relevant securities      Mgmt          For                            For
       and equity securities by Article 8.2 of the
       Company's Articles of Association for such
       period of Section 89, amount shall be GBP 603,870;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or 26 JUN 2009]

S.9    Authorize the Company, in accordance with Article         Mgmt          For                            For
       10 of its Articles of Association and Section
       166 of the Companies Act 1985, to make market
       purchases [Section 163 of the Companies Act
       1985] of any of its own 12,077,395 ordinary
       shares of 10p each on such terms and in such
       manner as the Board of Directors may from time
       to time determine provided that the general
       authority conferred by this resolution not
       permit the payment per share of more than 105%
       of the average market value for such shares
       derived from the London Stock Exchange Daily
       Official List, for the 5 business days preceding
       the date of purchase or less than 10p [in each
       case exclusive of advance corporation tax [if
       any] and expenses payable by the Company];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 26 JUN 2009];
       and the Company enter into a contract of purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 TECHNOPOLIS PLC                                                                             Agenda Number:  701401806
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8938J102
    Meeting Type:  EGM
    Meeting Date:  29-Nov-2007
          Ticker:
            ISIN:  FI0009006886
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Authorize the Board to decide on the issue and            Mgmt          For                            For
       grant of options and other special rights giving
       entitlement to shares




--------------------------------------------------------------------------------------------------------------------------
 TECHNOPOLIS PLC                                                                             Agenda Number:  701473605
--------------------------------------------------------------------------------------------------------------------------
        Security:  X8938J102
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2008
          Ticker:
            ISIN:  FI0009006886
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the profit or loss and to pay a dividend          Mgmt          For                            For
       of EUR 0.15 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the number of Board Members                       Mgmt          For                            For

1.6    Elect the Board                                           Mgmt          For                            For

1.7    Elect the Chairman and the Vice Chairman of               Mgmt          For                            For
       the Board

1.8    Elect the Auditor[s]                                      Mgmt          For                            For

2.     Amend the Articles of Association                         Mgmt          For                            For

3.     Authorize the Board to acquire Company's own              Mgmt          For                            For
       shares

4.     Authorize the Board to decide on share issue              Mgmt          For                            For
       and granting stock options and other special
       rights entitling to shares




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL-RODAMCO, PARIS                                                                      Agenda Number:  701500589
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95094110
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2008
          Ticker:
            ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS AN MIX. THANK YOU.                  Non-Voting    No vote

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of the income and dividends        Mgmt          For                            For
       of EUR 7 per share

O.4    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.5    Re-elect Mr. Yves Lyon Caen as a Supervisory              Mgmt          For                            For
       Board Member

O.6    Re-elect Mr. Henri Moulard as a Supervisory               Mgmt          For                            For
       Board Member

O.7    Re-elect Mr. Bart Okkens as a Supervisory Board           Mgmt          For                            For
       Member

O.8    Re-elect Mr. Robert ter Haar as a Supervisory             Mgmt          For                            For
       Board Member

O.9    Elect Mr. Alec Pelmore as a Supervisory Board             Mgmt          For                            For
       Member

O.10   Elect Mr. Mary Harris as a Supervisory Board              Mgmt          For                            For
       Member

O.11   Ratify the change of the registered Office's              Mgmt          For                            For
       Location to 7, place Du Chancelier Adenauer,
       75016 Paris

O.12   Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

E.13   Approve the reduction in the share capital via            Mgmt          For                            For
       cancellation of repurchased shares

E.14   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.15   Amend the Articles 9, 9 Bis, 13, 18 and 21 of             Mgmt          For                            For
       Bylaws regarding shareholding disclosure thresholds,
       shareholder's identification, Supervisory Board
       Members, allocation of income

E.16   Grant authority to filing of the required documents/other Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 VASTNED OFFICES/INDUSTRIAL NV                                                               Agenda Number:  701502709
--------------------------------------------------------------------------------------------------------------------------
        Security:  N9411C102
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2008
          Ticker:
            ISIN:  NL0000288934
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting    No vote

2.     Minutes of the general meeting of shareholders            Non-Voting    No vote
       of 03 APR 2007

3.     Discussion of the report of the Board of Management       Non-Voting    No vote
       on the 2007 FY

4.     Adopt the financial statements for the 2007               Mgmt          For                            For
       FY

5.     Dividend and reservation policy                           Non-Voting    No vote

6.     Declare [final] dividend for the 2007 FY                  Mgmt          For                            For

7.     Grant discharge to the Board of Management in             Mgmt          For                            For
       respect of their Management during the 2007
       FY

8.     Grant discharge to the Supervisory Board in               Mgmt          For                            For
       respect of their supervision of the management
       conducted by the Board of Management during
       the 2007 FY

9.     Explanation of the 2007 remuneration report               Non-Voting    No vote

10.    Adopt the remuneration of the Members of the              Mgmt          Abstain                        Against
       Board of Management

11.    Approve the remuneration system for the Members           Mgmt          For                            For
       of the Supervisory Board

12.    Amend the Articles of Association                         Mgmt          For                            For

13.    Re-appoint a Member of the Supervisory Board              Mgmt          For                            For

14.    Any other business                                        Non-Voting    No vote

15.    Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 VASTNED RETAIL NV                                                                           Agenda Number:  701502759
--------------------------------------------------------------------------------------------------------------------------
        Security:  N91784103
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2008
          Ticker:
            ISIN:  NL0000288918
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and announcements                                 Non-Voting    No vote

2.     The minutes of the general meeting of shareholders        Non-Voting    No vote
       of 03 APR 2007

3.     Discussion of the report of the Board of Management       Non-Voting    No vote
       on the 2007 FY

4.     Adopt the financial statements for the 2007               Mgmt          For                            For
       FY

5.     Update on the offering process                            Non-Voting    No vote

6.     Explanation of dividend and Reservation Policy            Non-Voting    No vote

7.     Approve the declaration of [final] dividend               Mgmt          For                            For
       for the 2007 FY

8.a    Grant discharge Mr. R.A. Van Gerrevink as a               Mgmt          For                            For
       Member of the Board Management in respect of
       its Management during the 2007 FY

8.b    Grant discharge Mr. T.M. de Witte as a Member             Mgmt          For                            For
       of the Board Management in respect of its Management
       during the 2007 FY

8.c    Grant discharge Mr. J. Pars as a Member of the            Mgmt          For                            For
       Board Management in respect of its Management
       during the 2007 FY

9.a    Grant discharge Mr. W. J. Kolff as a Member               Mgmt          For                            For
       of the Supervisory Board in respect of its
       supervision of the Management conducted by
       the Board of Management during the 2007 FY

9.b    Grant discharge Mr. N.J. Westdijk as a Member             Mgmt          For                            For
       of the Supervisory Board in respect of its
       supervision of the Management conducted by
       the Board of Management during the 2007 FY

9.c    Grant discharge Mr. P.M. Verboom as a Member              Mgmt          For                            For
       of the Supervisory Board in respect of its
       supervision of the Management conducted by
       the Board of Management during the 2007 FY

9.d    Grant discharge Mr. J.B.J.M. Hunfeld as a Member          Mgmt          For                            For
       of the Supervisory Board in respect of its
       supervision of the Management conducted by
       the Board of Management during the 2007 FY

10.    Explanation of the 2007 remuneration report               Non-Voting    No vote

11.    Adopt the remuneration of the Members of the              Mgmt          Abstain                        Against
       Board of Management

12.    Re-appointment a Member of the Supervisory Board          Mgmt          For                            For

13.    Any other business                                        Non-Voting    No vote

14.    Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WIHLBORG FASTIGHETER AB                                                                     Agenda Number:  701504739
--------------------------------------------------------------------------------------------------------------------------
        Security:  W9899S108
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2008
          Ticker:
            ISIN:  SE0001413600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Calling the meeting to order                              Mgmt          For                            For

2.     Elect Mr. Erik Paulsson as a Chairman for the             Mgmt          For                            For
       meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Elect one or two persons to verity the minutes            Mgmt          For                            For

5.     Approve the agenda                                        Mgmt          For                            For

6.     Acknowledge whether the meeting is constitutional         Mgmt          For                            For

7.     Presentation by the Chief Executive Officer               Mgmt          For                            For

8.     Receive the annual accounts and Auditor's report          Mgmt          For                            For
       plus consolidated accounts and consolidated
       Auditors report

9.a    Approve the profit and loss statement and balance         Mgmt          For                            For
       sheet plus consolidated profit and loss statement
       and consolidated balance sheet

9.b    Approve the appropriation of the Company's profit         Mgmt          For                            For
       according to the approved balances sheet; and
       the dividend for 2007 be set at SEK 6.25 per
       share

9.c    Grant discharge from responsibility for Board             Mgmt          For                            For
       Members and the Chief Executive Officer

9.d    Approve that the record day for the dividend              Mgmt          For                            For
       is 28 APR 2008; if the meeting decides according
       to the proposal, cash payment is expected to
       be sent by VPC AB on Friday, 02 MAY 2008

10.    Approve the number of Members of the Board of             Mgmt          For                            For
       Directors at 7

11.    Approve the fees to the Board shall total SEK             Mgmt          Against                        Against
       820,000 be distributed as SEK 220,000 to the
       Board Chairman and SEK 120,00 to each Board
       Member not employed by the Company, audit fees
       be set according to an approved account

12.    Re-elect Messrs. Kerstin Fredriksson, Anders              Mgmt          For                            For
       Jarl, Sara Karlsson, Helen Olausson, Erik Paulsson,
       Tommy Qvarfort and Johan Qvilberg; appoint
       Mr. Erik Paulson as the Board Chairman

13.    Re-elect the registered Auditing firm Deloitte            Mgmt          For                            For
       AB with the authorized public accountant Mr.
       Torbjorn Svensson as the Chief Auditor until
       the next AGM in 2011

14.    Approve the specified principles for how Members          Mgmt          For                            For
       of the Election Committee shall be appointed

15.    Approve the principles for remuneration and               Mgmt          For                            For
       terms of employment of Group Management, as
       specified

16.    Authorize the Board to acquire and assign its             Mgmt          For                            For
       own shares before the next AGM; acquisitions
       may take place of as many shares such that
       the Company's holding does not exceed the number
       of shares which from time to time corresponds
       to 10% of all the shares issued by the Company;
       acquisition shall take place on the Stockholmsborsen
       at a price per share within the price range
       registered from time to time; assignment shall
       not exceed the number of shares which from
       time to time corresponds to 10% of all the
       shares issued by the Company; assignment may
       be made at Stockholmsborsen, while deviating
       from the shareholders preferential rights,
       as well as to a third party in connection with
       property or company acquisition; consideration
       for the assigned shares can be paid in cash
       or in kind or through offset, or otherwise
       subject to conditions

17.    Authorize the Board prior to the next AGM, on             Mgmt          For                            For
       one or several occasions, to make a decision
       on a new share issue up to a number that does
       not exceed 10% of the total number of shares
       when the issue is authorized; the Board has
       the right to decide on a deviation from the
       shareholders preferential right as well as
       the regulation according to Chapter 13, Section
       5, 1st Paragraph of the Swedish Companies Act
       [in kind, offset or other conditions]

18.    Any other business                                        Non-Voting    No vote

19.    Meeting closes                                            Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers European Realty Shares, Inc.
By (Signature)       /s/ Adam M. Derechin
Name                 Adam M. Derechin
Title                President
Date                 08/22/2008